The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (8.2%)
	Activision Blizzard, Inc.	911,090	$69,762,161
	AT&T, Inc.	19,723,621	401,770,160
# *	Charter Communications, Inc., Class A	796	305,911
	Comcast Corp., Class A	13,738,104	540,594,392
# *	DISH Network Corp., Class A	110,428	1,589,059
	Electronic Arts, Inc.	9,653	1,242,148
#	Fox Corp., Class A	1,008,994	34,245,256
	Fox Corp., Class B	397,338	12,595,615
	Interpublic Group of Cos., Inc.	974,877	35,544,016
# *	Liberty Broadband Corp., Class A	27,366	2,452,541
*	Liberty Broadband Corp., Class C	199,990	17,955,102
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,501,414
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,309	5,544,277
*	Liberty Media Corp.-Liberty SiriusXM, Class A	156,619	6,361,864
*	Liberty Media Corp.-Liberty SiriusXM, Class C	357,358	14,401,527
#	Lumen Technologies, Inc.	4,018,696	21,098,154
# *	Madison Square Garden Entertainment Corp.	8,266	432,229
*	Meta Platforms, Inc., Class A	977,197	145,573,037
	News Corp., Class A	577,757	11,705,357
#	News Corp., Class B	64,856	1,325,657
#	Paramount Global, Class B	1,489,752	34,502,656
*	Take-Two Interactive Software, Inc.	24,929	2,822,711
*	T-Mobile U.S., Inc.	1,545,488	230,756,813
	Verizon Communications, Inc.	11,373,951	472,815,143
*	Walt Disney Co.	1,947,638	211,299,247
*	Warner Bros Discovery, Inc.	2,770,276	41,055,490
TOTAL COMMUNICATION SERVICES			2,320,251,937
CONSUMER DISCRETIONARY — (5.6%)
	Advance Auto Parts, Inc.	260,009	39,594,170
*	Aptiv PLC	231,684	26,201,144
	Aramark	803,405	35,775,625
	Autoliv, Inc.	269,146	24,793,729
	BorgWarner, Inc.	1,102,997	52,149,698
*	Capri Holdings Ltd.	26,730	1,777,278
# *	CarMax, Inc.	385,771	27,177,567
#	Dick's Sporting Goods, Inc.	20,800	2,719,808
*	Dollar Tree, Inc.	622,764	93,526,697
#	DR Horton, Inc.	2,494,501	246,182,304
	eBay, Inc.	266,481	13,190,809
	Ford Motor Co.	7,869,237	106,313,392
#	Garmin Ltd.	536,870	53,085,706
	General Motors Co.	4,532,565	178,220,456
	Gentex Corp.	994,834	29,357,551
	Genuine Parts Co.	7,025	1,178,935
#	Hasbro, Inc.	65,998	3,905,102
# *	Hyatt Hotels Corp., Class A	127,405	13,902,434
	Lear Corp.	317,608	46,300,894
#	Lennar Corp., Class A	1,099,280	112,566,272
#	Lennar Corp., Class B	37,985	3,280,385
#	Lithia Motors, Inc.	2,694	709,061
	LKQ Corp.	1,699,192	100,184,360
#	MGM Resorts International	1,566,881	64,884,542

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	347,126	$41,675,948
#	Penske Automotive Group, Inc.	60,642	7,751,260
	PulteGroup, Inc.	1,956,203	111,288,389
# *	Qurate Retail, Inc., Class A	63,525	163,894
#	Ralph Lauren Corp.	233,423	28,909,439
# *	Royal Caribbean Cruises Ltd.	572,051	37,148,992
#	Tapestry, Inc.	358,209	16,323,584
#	Whirlpool Corp.	476,476	74,134,901
TOTAL CONSUMER DISCRETIONARY			1,594,374,326
CONSUMER STAPLES — (4.9%)
	Archer-Daniels-Midland Co.	1,129,118	93,547,426
# *	BellRing Brands, Inc.	100,936	2,862,545
	Bunge Ltd.	584,509	57,924,842
	Campbell Soup Co.	75,598	3,925,804
	Casey's General Stores, Inc.	700	165,137
	Conagra Brands, Inc.	711,380	26,456,222
	Constellation Brands, Inc., Class A	303,632	70,296,881
*	Darling Ingredients, Inc.	500,847	33,201,148
	General Mills, Inc.	2,002,753	156,935,725
	Hormel Foods Corp.	256,007	11,599,677
	Ingredion, Inc.	6,180	635,304
	J M Smucker Co.	640,719	97,901,863
	Keurig Dr Pepper, Inc.	148,220	5,229,202
	Kroger Co.	3,346,505	149,354,518
#	McCormick & Co., Inc.	34,185	2,567,977
#	Molson Coors Beverage Co., Class B	450,930	23,709,899
	Mondelez International, Inc., Class A	2,373,367	155,313,137
*	Performance Food Group Co.	34,200	2,097,144
# *	Pilgrim's Pride Corp.	6,211	150,803
*	Post Holdings, Inc.	50,664	4,810,547
#	Seaboard Corp.	13	50,967
	Tyson Foods, Inc., Class A	1,698,335	111,665,526
# *	U.S. Foods Holding Corp.	808,080	30,812,090
	Walgreens Boots Alliance, Inc.	971,954	35,826,224
	Walmart, Inc.	2,215,042	318,678,093
TOTAL CONSUMER STAPLES			1,395,718,701
ENERGY — (15.0%)
# *	Antero Resources Corp.	543,816	15,683,653
	Baker Hughes Co.	95,536	3,032,313
#	Chesapeake Energy Corp.	198,413	17,206,375
	Chevron Corp.	4,902,962	853,213,447
	ConocoPhillips	5,185,429	631,948,232
	Coterra Energy, Inc.	973,521	24,367,231
	Devon Energy Corp.	761,239	48,140,754
	Diamondback Energy, Inc.	197,360	28,838,243
	EOG Resources, Inc.	1,168,138	154,486,251
#	EQT Corp.	356,304	11,640,452
	Exxon Mobil Corp.	10,969,289	1,272,547,217
	Halliburton Co.	1,279,480	52,740,166
	Hess Corp.	839,430	126,048,809
	HF Sinclair Corp.	253,216	14,407,990
	Kinder Morgan, Inc.	4,324,626	79,140,656
	Marathon Oil Corp.	1,253,145	34,423,893
	Marathon Petroleum Corp.	1,358,505	174,595,063
	Occidental Petroleum Corp.	1,487,423	96,370,136
	ONEOK, Inc.	676,852	46,350,825

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ovintiv, Inc.	158,193	$7,787,841
	Phillips 66	744,812	74,682,299
	Pioneer Natural Resources Co.	481,859	110,996,221
	Schlumberger Ltd.	2,012,506	114,672,592
	Targa Resources Corp.	369,927	27,751,924
	Valero Energy Corp.	900,872	126,149,106
*	Vitesse Energy, Inc.	35,597	568,128
	Williams Cos., Inc.	3,720,143	119,937,410
TOTAL ENERGY			4,267,727,227
FINANCIALS — (20.3%)
	Aflac, Inc.	1,547,828	113,765,358
	Allstate Corp.	759,470	97,569,111
#	Ally Financial, Inc.	2,648,489	86,049,408
	American Financial Group, Inc.	296,963	42,343,954
	American International Group, Inc.	1,389,809	87,863,725
	Apollo Global Management, Inc.	140,437	9,940,131
*	Arch Capital Group Ltd.	521,287	33,544,818
	Assurant, Inc.	224,836	29,811,005
	Axis Capital Holdings Ltd.	3,443	215,429
	Bank of America Corp.	8,769,713	311,149,417
	Bank of New York Mellon Corp.	2,360,323	119,361,534
*	Berkshire Hathaway, Inc., Class B	1,859,637	579,314,118
	BOK Financial Corp.	6,114	614,457
	Capital One Financial Corp.	1,590,611	189,282,709
	Charles Schwab Corp.	3,700	286,454
	Chubb Ltd.	586,765	133,483,170
#	Cincinnati Financial Corp.	11,885	1,344,788
	Citigroup, Inc.	3,688,797	192,628,979
#	Citizens Financial Group, Inc.	922,786	39,975,090
#	CNA Financial Corp.	187,747	8,178,259
#	Comerica, Inc.	154,602	11,333,873
	Discover Financial Services	1,807	210,931
	East West Bancorp, Inc.	107,578	8,447,025
	Equitable Holdings, Inc.	10,374	332,694
	Everest Re Group Ltd.	88,971	31,112,269
#	F&G Annuities & Life, Inc.	8,261	177,281
	Fidelity National Financial, Inc.	121,493	5,349,337
	Fifth Third Bancorp	3,458,014	125,491,328
#	First Citizens BancShares, Inc., Class A	3,992	3,104,499
	First Horizon Corp.	75,600	1,869,588
#	Franklin Resources, Inc.	271,081	8,457,727
	Globe Life, Inc.	11,967	1,446,212
#	Goldman Sachs Group, Inc.	943,791	345,248,186
	Hartford Financial Services Group, Inc.	2,136,542	165,817,025
#	Huntington Bancshares, Inc.	3,221,658	48,872,552
	Jefferies Financial Group, Inc.	302,462	11,880,707
	JPMorgan Chase & Co.	7,608,558	1,064,893,778
	KeyCorp	3,701,040	71,022,958
	Lincoln National Corp.	138,066	4,891,678
	Loews Corp.	817,710	50,272,811
	M&T Bank Corp.	213,565	33,316,140
*	Markel Corp.	3,473	4,893,388
	MetLife, Inc.	456,228	33,313,769
	Morgan Stanley	3,174,676	308,991,215
	Northern Trust Corp.	100,620	9,757,121
	Old Republic International Corp.	745,739	19,680,052
	PNC Financial Services Group, Inc.	578,982	95,780,992
#	Principal Financial Group, Inc.	1,433,986	132,715,404

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Prosperity Bancshares, Inc.	10,200	$773,772
	Prudential Financial, Inc.	517,661	54,323,345
	Raymond James Financial, Inc.	2,229	251,364
	Regions Financial Corp.	5,559,337	130,866,793
	Reinsurance Group of America, Inc.	12,100	1,836,417
	RenaissanceRe Holdings Ltd.	3,923	767,692
	Signature Bank	400	51,580
	State Street Corp.	577,262	52,721,338
	Synchrony Financial	1,227,307	45,078,986
	Synovus Financial Corp.	13,039	546,986
	Travelers Cos., Inc.	1,016,670	194,305,970
	Truist Financial Corp.	2,880,479	142,266,858
	U.S. Bancorp	2,101,419	104,650,666
	Unum Group	30,296	1,273,341
	W R Berkley Corp.	6,265	439,427
	Webster Financial Corp.	51,100	2,690,415
	Wells Fargo & Co.	6,446,522	302,148,486
	Zions Bancorp NA	733,294	38,981,909
TOTAL FINANCIALS			5,749,377,799
HEALTH CARE — (15.4%)
	AbbVie, Inc.	6,116	903,639
	Baxter International, Inc.	771,310	35,241,154
	Becton Dickinson & Co.	268,042	67,605,553
*	Biogen, Inc.	507,315	147,577,934
*	Bio-Rad Laboratories, Inc., Class A	28,517	13,330,557
*	Boston Scientific Corp.	50,481	2,334,746
	Bristol-Myers Squibb Co.	2,696,576	195,906,246
*	Catalent, Inc.	154,991	8,299,768
*	Centene Corp.	751,586	57,300,917
*	Charles River Laboratories International, Inc.	2,300	559,475
	Cigna Corp.	998,289	316,128,178
	Cooper Cos., Inc.	16,950	5,914,364
	CVS Health Corp.	3,233,170	285,230,257
	Danaher Corp.	936,418	247,570,191
*	DaVita, Inc.	46,798	3,855,687
	Elevance Health, Inc.	688,153	344,069,619
#	Embecta Corp.	43,883	1,158,072
# *	Envista Holdings Corp.	11,130	433,959
*	GE HealthCare Technologies, Inc.	398,647	27,713,939
	Gilead Sciences, Inc.	2,211,205	185,608,548
# *	Henry Schein, Inc.	212,239	18,284,390
*	Hologic, Inc.	384,054	31,250,474
	Humana, Inc.	441,277	225,801,441
*	Incyte Corp.	57,883	4,928,159
*	Jazz Pharmaceuticals PLC	215,487	33,758,193
	Laboratory Corp. of America Holdings	661,405	166,753,429
	McKesson Corp.	122,974	46,567,794
	Medtronic PLC	2,002,037	167,550,477
	Merck & Co., Inc.	32,135	3,451,620
*	Moderna, Inc.	578,620	101,871,837
	PerkinElmer, Inc.	120,811	16,615,137
	Pfizer, Inc.	17,021,900	751,687,104
#	Quest Diagnostics, Inc.	907,567	134,755,548
*	Regeneron Pharmaceuticals, Inc.	157,922	119,779,099
	STERIS PLC	208,557	43,069,106
*	Syneos Health, Inc.	13,905	499,468
	Thermo Fisher Scientific, Inc.	640,073	365,052,834
*	United Therapeutics Corp.	91,266	24,018,473

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	450,326	$66,742,817
*	Vertex Pharmaceuticals, Inc.	98,963	31,974,945
	Viatris, Inc.	2,860,265	34,780,822
	Zimmer Biomet Holdings, Inc.	365,895	46,593,069
TOTAL HEALTH CARE			4,382,529,039
INDUSTRIALS — (11.6%)
	AECOM	513,326	44,797,960
	AGCO Corp.	253,428	35,006,010
	AMETEK, Inc.	157,969	22,892,867
	Arcosa, Inc.	75,166	4,455,089
# *	Builders FirstSource, Inc.	589,989	47,022,123
*	CACI International, Inc., Class A	2,200	677,798
	Carlisle Cos., Inc.	315,528	79,153,354
	Carrier Global Corp.	2,075,473	94,496,286
	CSX Corp.	864,128	26,718,838
	Cummins, Inc.	542,409	135,352,742
	Deere & Co.	1,688	713,754
	Dover Corp.	413,060	62,714,900
	Eaton Corp. PLC	948,408	153,841,262
	FedEx Corp.	569,614	110,425,370
	Fortive Corp.	269,682	18,346,466
	Fortune Brands Innovations, Inc.	519,705	33,526,170
	General Dynamics Corp.	428,065	99,764,829
	General Electric Co.	1,195,941	96,249,332
# *	GXO Logistics, Inc.	655,800	34,318,014
	Howmet Aerospace, Inc.	1,388,729	56,507,383
	Hubbell, Inc.	31,089	7,116,583
	Huntington Ingalls Industries, Inc.	41,674	9,190,784
	Ingersoll Rand, Inc.	795,802	44,564,912
	Jacobs Solutions, Inc.	284,566	35,158,129
	Johnson Controls International PLC	1,557,033	108,322,786
	L3Harris Technologies, Inc.	243,736	52,359,367
	Leidos Holdings, Inc.	695,305	68,723,946
	ManpowerGroup, Inc.	2,452	213,716
	Masterbrand, Inc.	519,705	4,781,286
	MDU Resources Group, Inc.	20,335	628,555
*	Middleby Corp.	49,207	7,649,228
	Norfolk Southern Corp.	780,147	191,767,934
	Northrop Grumman Corp.	96,806	43,372,960
	nVent Electric PLC	13,164	523,269
	Oshkosh Corp.	2,394	241,267
	Otis Worldwide Corp.	1,224,040	100,652,809
	Owens Corning	520,448	50,301,299
	PACCAR, Inc.	1,377,619	150,587,533
	Parker-Hannifin Corp.	389,870	127,097,620
	Pentair PLC	1,017,055	56,324,506
	Quanta Services, Inc.	679,004	103,337,619
	Raytheon Technologies Corp.	1,645,634	164,316,555
	Regal Rexnord Corp.	41,600	5,790,720
	Republic Services, Inc.	1,829,777	228,392,765
#	Sensata Technologies Holding PLC	669,936	34,066,246
	Snap-on, Inc.	313,561	77,992,027
	Southwest Airlines Co.	1,425,158	50,977,902
#	Stanley Black & Decker, Inc.	576,859	51,519,277
# *	Sunrun, Inc.	36,102	948,761
	Textron, Inc.	1,250,411	91,092,441
	Trane Technologies PLC	315,207	56,459,878
	TransUnion	86,859	6,232,133

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	U-Haul Holding Co.	84,288	$5,649,825
	U-Haul Holding Co.	758,592	46,873,400
*	United Airlines Holdings, Inc.	230,778	11,298,891
*	United Rentals, Inc.	245,310	108,169,444
	Westinghouse Air Brake Technologies Corp.	313,561	32,550,767
TOTAL INDUSTRIALS			3,292,227,687
INFORMATION TECHNOLOGY — (7.7%)
*	Advanced Micro Devices, Inc.	477,783	35,905,392
*	Akamai Technologies, Inc.	121,238	10,784,120
#	Amdocs Ltd.	718,388	66,041,409
	Analog Devices, Inc.	620,247	106,353,753
*	Arrow Electronics, Inc.	388,892	45,690,921
#	Avnet, Inc.	5,178	237,567
*	Cerence, Inc.	658	16,134
*	Ciena Corp.	76,253	3,966,681
	Cognizant Technology Solutions Corp., Class A	1,994,361	133,123,597
	Concentrix Corp.	93,788	13,300,076
	Corning, Inc.	3,991,170	138,134,394
	Dolby Laboratories, Inc., Class A	16,857	1,341,143
*	DXC Technology Co.	324,844	9,332,768
	Fidelity National Information Services, Inc.	665,494	49,938,670
# *	First Solar, Inc.	93,364	16,581,446
*	Fiserv, Inc.	547,458	58,402,819
# *	Flex Ltd.	1,338,622	31,256,824
	Global Payments, Inc.	247,994	27,953,884
	Hewlett Packard Enterprise Co.	6,265,120	101,056,386
	HP, Inc.	9,328,511	271,832,810
	Intel Corp.	9,614,462	271,704,696
	International Business Machines Corp.	102,847	13,856,576
#	Jabil, Inc.	224,226	17,630,890
	Juniper Networks, Inc.	922,810	29,806,763
*	Kyndryl Holdings, Inc.	59,502	796,732
	Marvell Technology, Inc.	1,003,660	43,307,929
	Microchip Technology, Inc.	2,564	199,018
	Micron Technology, Inc.	3,670,413	221,325,904
#	MKS Instruments, Inc.	1,502	153,685
*	ON Semiconductor Corp.	691,788	50,811,829
*	PayPal Holdings, Inc.	178,531	14,548,491
*	Qorvo, Inc.	511,928	55,626,096
	Roper Technologies, Inc.	14,446	6,164,830
*	Salesforce, Inc.	633,045	106,332,569
	Skyworks Solutions, Inc.	309,482	33,940,891
	SS&C Technologies Holdings, Inc.	382,266	23,069,753
	TD SYNNEX Corp.	93,788	9,580,444
	TE Connectivity Ltd.	984,671	125,200,918
*	Teledyne Technologies, Inc.	30,642	13,000,175
*	Western Digital Corp.	887,149	38,990,199
TOTAL INFORMATION TECHNOLOGY			2,197,299,182
MATERIALS — (8.5%)
	Air Products & Chemicals, Inc.	334,631	107,252,582
	Albemarle Corp.	489,084	137,652,692
	Amcor PLC	1,177,510	14,200,771
# *	Arconic Corp.	21,469	504,736
	Ball Corp.	644	37,507
	Celanese Corp.	56,404	6,948,973
	CF Industries Holdings, Inc.	607,999	51,497,515

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
# *	Cleveland-Cliffs, Inc.	409,416	$8,741,032
	Corteva, Inc.	1,046,714	67,460,717
	Dow, Inc.	2,737,901	162,494,424
	DuPont de Nemours, Inc.	544,663	40,277,829
	Eastman Chemical Co.	811,350	71,536,730
	FMC Corp.	25,480	3,392,152
	Freeport-McMoRan, Inc.	4,809,107	214,582,354
#	Huntsman Corp.	8,221	260,524
	International Flavors & Fragrances, Inc.	367,438	41,322,077
#	International Paper Co.	2,073,880	86,729,662
	Linde PLC	775,637	256,689,309
	LyondellBasell Industries NV, Class A	1,189,605	115,022,907
	Martin Marietta Materials, Inc.	193,622	69,634,216
	Mosaic Co.	838,015	41,515,263
	Newmont Corp.	2,114,647	111,928,266
	Nucor Corp.	1,985,067	335,516,024
#	Packaging Corp. of America	118,167	16,862,431
	PPG Industries, Inc.	2,452	319,594
	Reliance Steel & Aluminum Co.	434,112	98,738,774
#	Royal Gold, Inc.	6,364	808,419
	Sonoco Products Co.	14,629	893,978
	Steel Dynamics, Inc.	1,686,863	203,503,152
#	Sylvamo Corp.	130,611	6,207,941
	Valvoline, Inc.	139,743	5,122,978
	Vulcan Materials Co.	428,297	78,519,689
#	Westlake Corp.	370,962	45,535,586
	WestRock Co.	591,672	23,217,209
TOTAL MATERIALS			2,424,928,013
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	995,226	85,101,775
*	Jones Lang LaSalle, Inc.	216,488	40,022,137
TOTAL REAL ESTATE			125,123,912
UTILITIES — (0.2%)
	NRG Energy, Inc.	1,165,655	39,888,714
	Vistra Corp.	1,080,745	24,921,980
TOTAL UTILITIES			64,810,694
TOTAL COMMON STOCKS Cost ($15,985,461,968)			27,814,368,517

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	211,151,250	211,151,250
SECURITIES LENDING COLLATERAL — (1.3%)
@ §	The DFA Short Term Investment Fund	32,580,865	376,895,446
TOTAL INVESTMENTS — (100.0%)
(Cost $16,573,465,131)^^			$28,402,415,213

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
CONTINUED
As of January 31, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	970	03/17/23	$196,149,672	$198,365,001	$2,215,329
Total Futures Contracts			$196,149,672	$198,365,001	$2,215,329
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,320,251,937	—	—	$2,320,251,937
Consumer Discretionary	1,594,374,326	—	—	1,594,374,326
Consumer Staples	1,395,718,701	—	—	1,395,718,701
Energy	4,267,727,227	—	—	4,267,727,227
Financials	5,749,377,799	—	—	5,749,377,799
Health Care	4,382,529,039	—	—	4,382,529,039
Industrials	3,292,227,687	—	—	3,292,227,687
Information Technology	2,197,299,182	—	—	2,197,299,182
Materials	2,424,928,013	—	—	2,424,928,013
Real Estate	125,123,912	—	—	125,123,912
Utilities	64,810,694	—	—	64,810,694
Temporary Cash Investments	211,151,250	—	—	211,151,250
Securities Lending Collateral	—	$376,895,446	—	376,895,446
Futures Contracts**	2,215,329	—	—	2,215,329
TOTAL	$28,027,735,096	$376,895,446	—	$28,404,630,542
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (7.5%)
*	Allkem Ltd.	18,002	$167,129
*	AMP Ltd.	2,083,483	1,976,404
	Ampol Ltd.	37,110	804,763
	Ansell Ltd.	68,828	1,375,566
	Aurizon Holdings Ltd.	8,111,517	21,201,550
#	Australia & New Zealand Banking Group Ltd.	7,347,638	130,761,430
	Bank of Queensland Ltd.	1,687,416	8,344,018
	Beach Energy Ltd.	7,293,526	7,837,524
#	Bendigo & Adelaide Bank Ltd.	1,066,408	7,601,790
	BlueScope Steel Ltd.	3,217,376	43,873,684
	Boral Ltd.	1	2
	Challenger Ltd.	782,323	4,010,783
	Cleanaway Waste Management Ltd.	6,684,980	12,953,172
	Downer EDI Ltd.	1,598,814	4,278,512
	Evolution Mining Ltd.	4,135,415	9,397,335
	Fortescue Metals Group Ltd.	121,803	1,923,946
	Harvey Norman Holdings Ltd.	2,695,782	8,558,404
#	IGO Ltd.	185,805	1,931,493
	Incitec Pivot Ltd.	7,095,295	17,349,485
	Lendlease Corp. Ltd.	1,303,875	7,961,858
	National Australia Bank Ltd.	5,228,713	117,981,356
#	New Hope Corp. Ltd.	534,238	2,214,100
	Newcrest Mining Ltd.	1,789,020	28,425,908
	Nine Entertainment Co. Holdings Ltd.	1,462,623	2,116,166
	Northern Star Resources Ltd.	1,646,740	14,673,310
	Orica Ltd.	708,934	7,439,237
	Origin Energy Ltd.	3,364,446	17,863,760
	OZ Minerals Ltd.	779,352	15,436,507
	Premier Investments Ltd.	19,252	380,694
	QBE Insurance Group Ltd.	976,946	9,531,979
	Qube Holdings Ltd.	905,253	1,968,452
	Rio Tinto Ltd.	500,543	44,917,355
	Santos Ltd.	9,204,868	46,989,670
	Seven Group Holdings Ltd.	186,936	3,008,684
	Sonic Healthcare Ltd.	116,979	2,620,043
	South32 Ltd.	13,513,440	43,363,666
	Suncorp Group Ltd.	3,892,309	34,600,065
	TPG Telecom Ltd.	450,905	1,541,998
Ω	Viva Energy Group Ltd.	3,127,514	6,465,907
	Westpac Banking Corp.	6,919,852	116,432,518
	Whitehaven Coal Ltd.	5,022,173	29,862,527
#	Woodside Energy Group Ltd.	3,456,203	89,494,478
	Worley Ltd.	905,249	9,937,516
#	Yancoal Australia Ltd.	41,805	174,065
TOTAL AUSTRALIA			939,748,809
AUSTRIA — (0.1%)
	Erste Group Bank AG	239,423	9,084,698
*	Raiffeisen Bank International AG	24,847	447,051
TOTAL AUSTRIA			9,531,749
BELGIUM — (0.7%)
	Ageas SA	382,351	18,667,127
	KBC Group NV	557,629	41,302,059

The DFA International Value Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Solvay SA	209,383	$24,399,713
	UCB SA	14,206	1,166,378
TOTAL BELGIUM			85,535,277
CANADA — (9.5%)
#	Agnico Eagle Mines Ltd.	607,528	34,313,181
	AltaGas Ltd.	424,078	7,929,849
	ARC Resources Ltd.	1,055,555	12,264,763
	Bank of Montreal	1,333,134	134,166,597
#	Bank of Nova Scotia	2,546,098	137,822,728
	Barrick Gold Corp.	2,476,558	48,417,670
	Canadian Imperial Bank of Commerce	1,943,976	88,728,022
#	Cenovus Energy, Inc.	1,089,694	21,771,697
#	Endeavour Mining PLC	791,919	18,658,946
#	Fairfax Financial Holdings Ltd.	97,836	64,770,807
	First Quantum Minerals Ltd.	1,712,520	39,732,055
	Great-West Lifeco, Inc.	464,849	12,329,128
	iA Financial Corp., Inc.	322,981	19,936,439
	IGM Financial, Inc.	17,720	553,088
	Imperial Oil Ltd.	385,121	21,089,226
#	Kinross Gold Corp.	4,622,914	21,506,774
	Lundin Mining Corp.	2,996,201	22,676,145
#	Magna International, Inc.	752,818	48,888,001
#	Manulife Financial Corp.	2,453,743	48,578,017
*	MEG Energy Corp.	514,104	8,496,597
#	Nutrien Ltd.	1,029,036	85,193,874
	Onex Corp.	183,522	9,485,407
	Sun Life Financial, Inc.	131,778	6,619,209
	Suncor Energy, Inc.	3,330,441	115,616,400
#	Teck Resources Ltd.,Class B	2,053,944	88,935,649
	Tourmaline Oil Corp.	564,266	26,297,497
	West Fraser Timber Co. Ltd.	247,686	21,536,616
#	Whitecap Resources, Inc.	1,979,132	16,495,866
TOTAL CANADA			1,182,810,248
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	220,100	1,832,982
DENMARK — (2.0%)
	AP Moller - Maersk AS, Class A	6,364	13,561,362
	AP Moller - Maersk AS, Class B	7,912	17,210,907
	Carlsberg AS, Class B	349,092	49,557,664
	Chr Hansen Holding AS	158,680	11,716,124
	Danske Bank AS	945,349	19,694,991
*	Demant AS	108,509	3,071,532
	DSV AS	379,252	62,739,670
*	Genmab AS	20,848	8,170,257
	Rockwool AS, Class B	7,247	2,077,803
	ROCKWOOL AS, Class A	91	26,070
	Tryg AS	336,476	7,721,483
	Vestas Wind Systems AS	1,868,044	54,661,946
TOTAL DENMARK			250,209,809
FINLAND — (1.1%)
	Nokia Oyj	4,351,573	20,633,052
#	Nokia Oyj, Sponsored ADR	1,331,054	6,335,817
	Nordea Bank Abp	4,650,797	54,403,725
	Stora Enso Oyj, Class R	1,696,368	24,250,208

The DFA International Value Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	UPM-Kymmene Oyj	700,891	$25,404,646
TOTAL FINLAND			131,027,448
FRANCE — (10.7%)
*	Accor SA	268,063	8,700,780
#	Alstom SA	339,734	10,102,047
Ω	Amundi SA	62,742	4,107,717
	Arkema SA	235,866	23,866,747
	AXA SA	2,528,587	78,889,440
	BNP Paribas SA	1,819,966	124,998,691
	Bollore SE	1,793,750	10,036,701
#	Bouygues SA	1,023,747	33,726,258
	Carrefour SA	2,495,917	47,474,754
	Cie de Saint-Gobain	1,784,858	102,506,474
	Cie Generale des Etablissements Michelin SCA	2,521,000	79,713,531
	Credit Agricole SA	1,088,951	13,112,314
	Eiffage SA	259,883	27,758,249
	Electricite de France SA	117,821	1,547,585
	Engie SA	3,701,762	52,564,516
	Eurazeo SE	21,491	1,507,533
*	Faurecia SE	61,470	1,210,925
	Orange SA	7,137,374	75,533,049
*	Publicis Groupe SA	702,589	49,560,366
*	Renault SA	540,715	21,985,171
*	Rexel SA	319,588	7,070,054
	Sanofi	633,405	62,025,820
	Societe Generale SA	2,080,067	61,916,461
#	TotalEnergies SE	6,840,726	422,898,853
	Vinci SA	24,438	2,761,238
	Vivendi SE	324,425	3,484,251
* Ω	Worldline SA	40,901	1,855,510
TOTAL FRANCE			1,330,915,035
GERMANY — (6.4%)
	BASF SE	1,843,128	105,676,521
	Bayer AG	1,164,134	72,461,445
	Bayerische Motoren Werke AG	963,571	98,153,810
*	Commerzbank AG	4,359,162	49,831,471
	Continental AG	255,898	17,967,931
Ω	Covestro AG	638,137	29,382,697
*	Daimler Truck Holding AG	1,284,137	43,151,650
#	Deutsche Bank AG	3,421,901	45,718,576
*	Deutsche Lufthansa AG	524,114	5,552,836
Ω	DWS Group GmbH & Co. KGaA	18,748	674,348
	E.ON SE	400,807	4,369,963
	Evonik Industries AG	449,221	9,985,527
	Fresenius Medical Care AG & Co. KGaA	334,517	12,562,675
	Fresenius SE & Co. KGaA	862,748	25,003,176
	HeidelbergCement AG	448,245	30,757,410
	Mercedes-Benz Group AG	2,636,283	196,171,161
#	RTL Group SA	3,228	156,626
# *	Siemens Energy AG	453,468	9,481,475
*	Talanx AG	152,426	7,540,627
	Telefonica Deutschland Holding AG	4,563,070	13,439,938
	Volkswagen AG	111,321	19,485,642
TOTAL GERMANY			797,525,505

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (2.2%)
	BOC Hong Kong Holdings Ltd.	6,049,000	$21,140,572
# *	Cathay Pacific Airways Ltd.	7,360,999	7,336,062
	CK Asset Holdings Ltd.	4,895,803	31,301,361
	CK Hutchison Holdings Ltd.	7,469,484	47,535,431
	CK Infrastructure Holdings Ltd.	743,000	4,133,719
Ω	ESR Group Ltd.	39,000	78,081
	Hang Lung Properties Ltd.	6,065,000	11,435,830
	Hang Seng Bank Ltd.	290,300	4,834,428
	Henderson Land Development Co. Ltd.	2,671,485	9,868,452
	HKT Trust & HKT Ltd.	1,300,000	1,703,229
	MTR Corp. Ltd.	2,970,433	15,896,293
	New World Development Co. Ltd.	4,946,042	14,783,238
#	Sino Land Co. Ltd.	12,032,808	15,636,360
	Sun Hung Kai Properties Ltd.	3,517,920	49,889,806
	Swire Pacific Ltd., Class A	1,084,500	9,938,238
	Swire Pacific Ltd., Class B	2,672,500	3,695,780
Ω	WH Group Ltd.	30,841,696	18,994,302
	Xinyi Glass Holdings Ltd.	1,224,000	2,606,051
TOTAL HONG KONG			270,807,233
IRELAND — (0.5%)
	AIB Group PLC	383,191	1,609,628
	Bank of Ireland Group PLC	651,381	6,959,253
	CRH PLC	293,793	13,726,757
#	CRH PLC, Sponsored ADR	728,717	34,307,996
# *,*	Flutter Entertainment PLC	39,961	6,200,916
TOTAL IRELAND			62,804,550
ISRAEL — (0.5%)
	Bank Hapoalim BM	1,986,735	17,881,718
	Bank Leumi Le-Israel BM	493,637	4,362,459
*	Delek Group Ltd.	28,611	3,106,408
	Harel Insurance Investments & Financial Services Ltd.	600,083	5,805,042
	Israel Discount Bank Ltd., Class A	2,720,329	13,913,704
*	Migdal Insurance & Financial Holdings Ltd.	261,123	321,862
	Phoenix Holdings Ltd.	796,823	8,569,538
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,196,765	12,613,903
TOTAL ISRAEL			66,574,634
ITALY — (2.1%)
	Eni SpA	2,257,253	34,735,121
	Intesa Sanpaolo SpA	22,968,102	60,389,336
	Mediobanca Banca di Credito Finanziario SpA	517,341	5,561,389
	Stellantis NV	3,233,234	50,829,637
#	Stellantis NV	1,905,996	29,962,257
*	Telecom Italia SpA, Sponsored ADR	1,610,365	4,653,955
	UniCredit SpA	4,159,978	81,249,097
TOTAL ITALY			267,380,792
JAPAN — (19.0%)
	Acom Co. Ltd.	117,400	292,659
	AEON Financial Service Co. Ltd.	37,200	377,078
	AGC, Inc.	895,500	32,995,420
	Air Water, Inc.	37,000	452,697
	Aisin Corp.	609,000	17,767,884
	Alfresa Holdings Corp.	202,200	2,530,936
	Alps Alpine Co. Ltd.	388,778	3,983,414

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Amada Co. Ltd.	907,100	$8,148,266
#	Aozora Bank Ltd.	253,300	5,064,530
	Asahi Group Holdings Ltd.	147,200	4,860,874
	Asahi Kasei Corp.	3,020,700	22,889,751
	Bank of Kyoto Ltd.	113,679	5,289,274
	Bridgestone Corp.	583,700	21,791,383
	Brother Industries Ltd.	498,800	7,747,498
	Canon Marketing Japan, Inc.	158,500	3,762,067
	Canon, Inc.	601,800	13,355,352
	Chiba Bank Ltd.	1,064,000	8,050,653
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,167,441
	COMSYS Holdings Corp.	23,300	444,387
	Concordia Financial Group Ltd.	2,530,100	11,118,176
	Cosmo Energy Holdings Co. Ltd.	273,700	7,675,634
	Credit Saison Co. Ltd.	393,600	5,156,737
	Dai Nippon Printing Co. Ltd.	457,000	10,789,606
	Daicel Corp.	457,800	3,377,780
	Dai-ichi Life Holdings, Inc.	1,226,047	28,766,451
	Daiwa House Industry Co. Ltd.	444,500	10,674,673
	Daiwa Securities Group, Inc.	3,723,000	17,569,200
	Denka Co. Ltd.	234,800	4,870,840
	DIC Corp.	246,600	4,584,794
	Dowa Holdings Co. Ltd.	195,100	6,811,555
	Ebara Corp.	13,400	568,958
	ENEOS Holdings, Inc.	8,814,203	31,556,577
	Ezaki Glico Co. Ltd.	8,100	226,345
	Fuji Media Holdings, Inc.	30,600	258,450
	FUJIFILM Holdings Corp.	24,800	1,312,444
	Fujikura Ltd.	47,500	361,065
	Fukuoka Financial Group, Inc.	386,600	8,919,485
	Hachijuni Bank Ltd.	244,000	1,059,782
	Hankyu Hanshin Holdings, Inc.	581,700	17,289,538
	Haseko Corp.	510,100	5,901,432
*	Hino Motors Ltd.	840,100	3,593,560
	Hitachi Construction Machinery Co. Ltd.	230,800	5,443,029
	Hitachi Ltd.	228,200	11,967,367
	Honda Motor Co. Ltd.	3,522,000	87,121,993
	House Foods Group, Inc.	2,800	59,739
	Hulic Co. Ltd.	28,500	234,264
	Idemitsu Kosan Co. Ltd.	602,938	15,073,913
	Iida Group Holdings Co. Ltd.	674,550	11,245,057
	Inpex Corp.	2,704,683	29,720,785
	Isetan Mitsukoshi Holdings Ltd.	549,300	5,976,783
	Isuzu Motors Ltd.	1,471,000	18,601,295
	ITOCHU Corp.	598,500	19,344,608
	Iwatani Corp.	82,400	3,551,538
	J Front Retailing Co. Ltd.	712,300	6,633,994
#	Japan Post Bank Co. Ltd.	56,300	500,218
	Japan Post Holdings Co. Ltd.	1,397,610	12,270,259
	Japan Post Insurance Co. Ltd.	134,400	2,397,691
	JFE Holdings, Inc.	1,387,295	18,292,385
	JGC Holdings Corp.	257,700	3,366,092
	JTEKT Corp.	572,800	4,246,335
	Kajima Corp.	855,600	10,507,860
	Kamigumi Co. Ltd.	342,200	7,000,212
	Kaneka Corp.	231,308	6,072,857
	Kawasaki Heavy Industries Ltd.	677,300	15,498,390
#	Kawasaki Kisen Kaisha Ltd.	101,100	2,111,055
	Kewpie Corp.	7,000	121,873

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kinden Corp.	222,800	$2,553,632
	Kobe Steel Ltd.	60,200	324,329
	Koito Manufacturing Co. Ltd.	62,800	1,059,321
	Kokuyo Co. Ltd.	20,200	288,035
	Komatsu Ltd.	1,070,600	26,309,417
	Konica Minolta, Inc.	239,100	1,002,019
	K's Holdings Corp.	403,300	3,565,543
	Kuraray Co. Ltd.	1,408,691	11,659,805
	Kyocera Corp.	179,600	9,319,696
	Lixil Corp.	961,800	16,604,303
	Mabuchi Motor Co. Ltd.	73,100	2,093,607
	Makita Corp.	122,700	3,268,339
	Marubeni Corp.	2,948,900	36,178,803
	Maruichi Steel Tube Ltd.	15,500	333,750
	Mazda Motor Corp.	1,045,000	8,318,186
	Mebuki Financial Group, Inc.	1,302,120	3,391,783
	Medipal Holdings Corp.	329,250	4,395,811
	Mitsubishi Chemical Group Corp.	3,775,900	21,188,256
	Mitsubishi Corp.	2,030,200	67,983,180
	Mitsubishi Electric Corp.	2,250,900	24,806,609
	Mitsubishi Estate Co. Ltd.	84,800	1,089,944
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,624,756
	Mitsubishi HC Capital, Inc.	2,653,300	13,542,832
	Mitsubishi Heavy Industries Ltd.	724,500	28,407,615
	Mitsubishi Logistics Corp.	89,600	2,092,283
	Mitsubishi Materials Corp.	79,200	1,360,400
# *	Mitsubishi Motors Corp.	1,740,000	6,704,049
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	14,504,492
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	74,668,003
	Mitsui & Co. Ltd., Sponsored ADR	10,334	6,102,227
	Mitsui & Co. Ltd.	1,590,000	46,909,343
	Mitsui Chemicals, Inc.	823,660	19,387,736
	Mitsui Fudosan Co. Ltd.	941,100	17,639,642
#	Mitsui OSK Lines Ltd.	885,300	21,972,007
	Mizuho Financial Group, Inc.	2,369,480	37,012,342
	MS&AD Insurance Group Holdings, Inc.	445,453	14,287,332
	Nagase & Co. Ltd.	21,700	350,180
	NEC Corp.	780,910	28,212,412
	NGK Insulators Ltd.	296,700	4,106,710
	NGK Spark Plug Co. Ltd.	315,000	6,155,451
	NH Foods Ltd.	317,767	9,540,034
	Nikon Corp.	695,200	6,863,992
	Nippon Electric Glass Co. Ltd.	131,500	2,442,006
	Nippon Express Holdings, Inc.	308,324	17,892,867
	Nippon Shokubai Co. Ltd.	64,300	2,722,148
	Nippon Steel Corp.	1,185,793	24,681,951
#	Nippon Yusen KK	709,500	16,878,190
	Nissan Motor Co. Ltd.	4,749,500	17,064,665
	Nisshin Seifun Group, Inc.	188,500	2,361,055
	Nomura Holdings, Inc.	3,219,302	12,847,687
	Nomura Real Estate Holdings, Inc.	521,500	11,494,092
	NSK Ltd.	1,027,500	5,779,031
	Obayashi Corp.	2,272,082	17,623,910
	Oji Holdings Corp.	3,568,100	14,746,061
	ORIX Corp.	2,089,800	36,744,913
	Otsuka Holdings Co. Ltd.	128,400	4,119,124
	Panasonic Holdings Corp.	3,734,599	34,632,312
	Resona Holdings, Inc.	2,821,139	15,611,404
	Resonac Holdings Corp.	515,700	8,813,614

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ricoh Co. Ltd.	1,414,100	$10,977,116
	Rinnai Corp.	12,700	1,002,411
	Rohm Co. Ltd.	93,500	7,492,294
	Sankyo Co. Ltd.	30,300	1,223,866
	SBI Holdings, Inc.	249,899	5,297,682
	SBI Shinsei Bank Ltd.	61,300	1,130,636
	Seiko Epson Corp.	794,400	12,319,553
	Seino Holdings Co. Ltd.	437,400	4,368,304
	Sekisui Chemical Co. Ltd.	206,700	2,895,513
#	Sekisui House Ltd.	1,537,800	29,063,281
	Shimamura Co. Ltd.	61,300	5,756,724
	Shimizu Corp.	936,400	5,249,172
	Shizuoka Financial Group, Inc.	851,000	7,209,360
	SoftBank Group Corp.	371,900	17,606,510
	Sohgo Security Services Co. Ltd.	15,800	435,004
	Sojitz Corp.	681,440	13,510,440
	Sompo Holdings, Inc.	441,156	18,991,275
	Stanley Electric Co. Ltd.	335,400	7,218,226
	Subaru Corp.	1,069,484	17,573,371
	Sumitomo Chemical Co. Ltd.	7,919,600	30,400,426
	Sumitomo Corp.	1,312,600	23,561,077
	Sumitomo Electric Industries Ltd.	2,834,000	34,053,798
	Sumitomo Forestry Co. Ltd.	598,600	11,192,323
	Sumitomo Heavy Industries Ltd.	487,894	10,849,423
	Sumitomo Metal Mining Co. Ltd.	584,364	23,727,064
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	55,738,815
	Sumitomo Mitsui Trust Holdings, Inc.	467,344	17,024,689
	Sumitomo Pharma Co. Ltd.	333,431	2,344,308
#	Sumitomo Realty & Development Co. Ltd.	378,500	9,226,743
#	Sumitomo Rubber Industries Ltd.	756,200	6,713,368
	Suzuken Co. Ltd.	85,000	2,238,738
	Suzuki Motor Corp.	425,800	15,964,172
	T&D Holdings, Inc.	47,500	760,297
	Taiheiyo Cement Corp.	130,700	2,252,410
	Taisei Corp.	215,600	7,442,936
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	1,636,355
	Takeda Pharmaceutical Co. Ltd.	2,595,871	81,607,352
	TBS Holdings, Inc.	70,800	826,549
	TDK Corp.	337,600	12,061,185
	Teijin Ltd.	818,590	8,405,550
	THK Co. Ltd.	92,400	1,960,944
	Toda Corp.	537,800	2,933,421
	Tokai Carbon Co. Ltd.	40,000	345,106
	Tokyo Century Corp.	100,200	3,523,147
	Tokyo Tatemono Co. Ltd.	870,300	10,789,551
	Tokyu Fudosan Holdings Corp.	2,556,700	12,973,288
	Toppan, Inc.	599,800	9,664,081
	Toray Industries, Inc.	2,976,000	18,284,687
	Tosoh Corp.	1,241,700	16,245,671
	Toyo Seikan Group Holdings Ltd.	416,349	5,404,574
	Toyo Tire Corp.	52,000	622,100
	Toyoda Gosei Co. Ltd.	272,500	4,524,609
	Toyota Boshoku Corp.	47,400	703,031
	Toyota Industries Corp.	155,700	9,477,867
	Toyota Motor Corp.	10,862,850	159,528,694
	Toyota Tsusho Corp.	586,400	24,829,437
	Tsumura & Co.	24,700	528,137
	Yamada Holdings Co. Ltd.	1,918,800	6,967,101
	Yamaha Motor Co. Ltd.	893,600	22,009,978

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamato Kogyo Co. Ltd.	54,200	$2,054,269
	Yamazaki Baking Co. Ltd.	325,600	3,809,428
	Yokohama Rubber Co. Ltd.	563,500	9,257,650
#	Z Holdings Corp.	1,456,300	4,237,423
	Zeon Corp.	404,300	3,976,903
TOTAL JAPAN			2,366,406,887
NETHERLANDS — (3.9%)
Ω	ABN AMRO Bank NV, CVA	509,108	8,449,944
	Aegon NV	3,153,912	17,396,319
	Aegon NV, Class NY	413,726	2,267,219
	Akzo Nobel NV	420,445	31,316,806
	ArcelorMittal SA	652,213	20,233,544
#	ArcelorMittal SA	931,574	28,822,903
	ASR Nederland NV	413,400	19,566,838
	Coca-Cola Europacific Partners PLC	84,349	4,722,461
	Heineken NV	169,387	16,928,350
	ING Groep NV	4,971,616	71,990,295
#	JDE Peet's NV	256,784	7,696,570
	Koninklijke Ahold Delhaize NV	4,054,901	121,026,487
	Koninklijke DSM NV	327,831	42,159,718
	Koninklijke KPN NV	4,007,248	13,700,152
	Koninklijke Philips NV	991,539	17,119,368
	Koninklijke Philips NV	33,022	565,337
	NN Group NV	695,023	30,197,412
*	OCI NV	84,204	2,866,342
	Randstad NV	338,457	21,694,532
	Stellantis NV	208,034	3,270,295
TOTAL NETHERLANDS			481,990,892
NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	10,894,840
	Chorus Ltd.	297,294	1,608,848
	EBOS Group Ltd.	218,773	6,098,698
	Fletcher Building Ltd.	1,485,793	4,892,640
#	Fonterra Co-operative Group Ltd.	293,628	613,967
	Ryman Healthcare Ltd.	193,320	863,397
	Summerset Group Holdings Ltd.	437,306	2,769,433
TOTAL NEW ZEALAND			27,741,823
NORWAY — (0.9%)
*	Adevinta ASA	53,248	456,486
#	Aker ASA, Class A	9,016	651,921
	Austevoll Seafood ASA	164,785	1,632,467
	DNB Bank ASA	1,885,402	35,256,199
* Ω	Elkem ASA	809,310	2,866,731
#	Frontline PLC	84,273	1,161,227
#	Golden Ocean Group Ltd.	787,356	7,532,386
	Norsk Hydro ASA	2,813,185	22,808,876
	Orkla ASA	313,001	2,336,777
	Schibsted ASA, Class A	22,101	482,661
	Schibsted ASA, Class B	20,602	430,683
	SpareBank 1 SR-Bank ASA	329,406	3,819,229
	Storebrand ASA	1,260,839	10,976,314
	Subsea 7 SA	453,890	5,656,412
	Wallenius Wilhelmsen ASA	587,212	5,572,687

The DFA International Value Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Yara International ASA	290,501	$12,907,332
TOTAL NORWAY			114,548,388
PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	398,808	8,674,505
	Galp Energia SGPS SA	553,452	7,575,675
TOTAL PORTUGAL			16,250,180
SINGAPORE — (1.0%)
	City Developments Ltd.	1,511,600	9,593,865
	Frasers Property Ltd.	492,700	341,394
	Hongkong Land Holdings Ltd.	2,134,200	10,433,619
	Keppel Corp. Ltd.	6,323,200	36,507,995
	Olam Group Ltd.	399,410	485,617
	Oversea-Chinese Banking Corp. Ltd.	2,424,400	23,953,915
	Singapore Airlines Ltd.	3,794,200	17,156,860
	Singapore Land Group Ltd.	679,570	1,166,218
	UOL Group Ltd.	1,698,674	9,063,388
	Wilmar International Ltd.	6,663,900	20,718,201
	Yangzijiang Shipbuilding Holdings Ltd.	66,800	65,855
TOTAL SINGAPORE			129,486,927
SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	7,144,740	50,468,816
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,225,868	8,654,628
	Banco Santander SA	31,583,925	110,383,901
	Banco Santander SA, Sponsored ADR	219,342	756,730
	CaixaBank SA	3,327,631	14,764,564
	Repsol SA	4,381,555	71,975,078
TOTAL SPAIN			257,003,717
SWEDEN — (2.7%)
	Billerud AB	671,128	7,796,650
*	Boliden AB	1,135,291	50,948,429
	Bure Equity AB	93,101	2,345,048
Ω	Dometic Group AB	248,482	1,565,949
#	Electrolux AB, Class B	418,405	5,926,224
	Essity AB, Class B	75,549	1,973,652
	Getinge AB, Class B	79,109	1,782,134
	Holmen AB, Class A	5,562	233,768
	Holmen AB, Class B	176,174	7,266,397
	Husqvarna AB, Class B	602,705	5,127,745
	Intrum AB	9,288	120,201
	Loomis AB	117,332	3,489,150
*	Millicom International Cellular SA, SDR	349,452	5,987,280
*	Pandox AB	106,891	1,471,666
	Peab AB, Class B	334,177	2,085,413
	Saab AB, Class B	158,640	6,494,480
	Securitas AB, Class B	531,310	4,863,376
# * Ω	Sinch AB	19,715	81,501
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	31,541,915
	Skandinaviska Enskilda Banken AB, Class C	14,462	194,778
	Skanska AB, Class B	856,373	15,115,067
	SKF AB, Class B	1,179,544	20,875,917
	SSAB AB, Class A	729,061	5,211,060
	SSAB AB, Class B	2,046,233	13,944,389

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Svenska Cellulosa AB SCA, Class A	34,534	$480,827
	Svenska Cellulosa AB SCA, Class B	581,885	8,080,250
	Svenska Handelsbanken AB, Class A	1,224,329	12,767,323
#	Svenska Handelsbanken AB, Class B	37,204	467,659
#	Swedbank AB, Class A	973,315	18,723,091
	Tele2 AB, Class B	109,932	949,431
	Telefonaktiebolaget LM Ericsson, Class B	1,607,463	9,324,026
	Telia Co. AB	6,786,020	17,525,850
	Trelleborg AB, Class B	788,808	19,723,732
	Volvo AB, Class A	268,270	5,572,967
	Volvo AB, Class B	2,261,068	44,867,514
TOTAL SWEDEN			334,924,859
SWITZERLAND — (9.4%)
	ABB Ltd.	708,359	24,661,980
	Alcon, Inc.	571,377	43,097,152
	Baloise Holding AG	105,344	17,326,231
	Barry Callebaut AG	484	1,011,237
	Cie Financiere Richemont SA, Class A	922,306	142,180,116
*	Credit Suisse Group AG	257,594	887,381
	Credit Suisse Group AG, Sponsored ADR	133,383	468,174
*	Holcim AG	1,372,633	81,950,655
*	Julius Baer Group Ltd.	716,015	45,928,291
	Novartis AG, Sponsored ADR	1,596,183	144,646,104
	Novartis AG	1,706,093	154,246,223
*	SIG Group AG	479,021	11,872,996
	Swatch Group AG	47,812	17,311,220
	Swatch Group AG	123,912	8,141,966
	Swiss Life Holding AG	69,548	41,161,822
*	Swiss Prime Site AG	120,516	10,738,968
	Swiss Re AG	399,672	41,850,015
	Swisscom AG	94,854	56,045,013
# *,*	UBS Group AG	7,263,744	155,188,733
	Zurich Insurance Group AG	348,909	172,545,440
TOTAL SWITZERLAND			1,171,259,717
UNITED KINGDOM — (14.6%)
	3i Group PLC	899,988	17,558,522
	abrdn PLC	1,691,534	4,455,219
	Airtel Africa PLC	31,927	46,092
	Anglo American PLC	1,293,497	55,789,012
	Associated British Foods PLC	371,994	8,539,199
	Aviva PLC	9,753,485	55,008,171
	Barclays PLC, Sponsored ADR	7,035,082	65,285,561
	Barclays PLC	191,609	440,469
	Barratt Developments PLC	1,021,479	5,805,807
	Bellway PLC	17,101	447,287
	Berkeley Group Holdings PLC	7,801	399,471
	BP PLC, Sponsored ADR	2,242,651	81,251,246
	BP PLC	7,690,578	46,452,995
	British American Tobacco PLC, Sponsored ADR	838,885	32,288,684
	British American Tobacco PLC	3,024,009	115,921,745
	BT Group PLC	22,408,140	34,524,071
	DS Smith PLC	2,580,437	11,296,915
*	Glencore PLC	23,897,614	160,039,499
*	Haleon PLC	1,685,911	6,756,086
	HSBC Holdings PLC	13,535,003	99,730,583
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	85,856,354

The DFA International Value Series
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Investec PLC	1,183,350	$7,568,059
J Sainsbury PLC	7,868,098	25,516,869
Johnson Matthey PLC	31,950	892,452
Kingfisher PLC	7,975,671	27,515,406
Lloyds Banking Group PLC	164,752,825	107,220,376
# Lloyds Banking Group PLC, ADR	1,844,768	4,777,949
M&G PLC	2,956,890	7,384,298
Melrose Industries PLC	4,376,981	7,717,349
NatWest Group PLC	5,527,507	21,087,752
# NatWest Group PLC, Sponsored ADR	637,445	4,927,450
Pearson PLC	309,149	3,525,590
Pearson PLC, Sponsored ADR	1,015,920	11,479,896
Shell PLC	307,658	9,032,149
Shell PLC, ADR	9,015,405	530,195,968
Standard Chartered PLC	5,983,569	50,259,666
Taylor Wimpey PLC	1,897,348	2,752,902
Tesco PLC	12,704,903	38,615,024
Vodafone Group PLC	51,300,878	59,191,608
Vodafone Group PLC, Sponsored ADR	1,760,686	20,388,747
TOTAL UNITED KINGDOM		1,827,942,498
TOTAL COMMON STOCKS		12,124,259,959
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Bayerische Motoren Werke AG	152,008	14,401,061
Porsche Automobil Holding SE	307,547	18,390,288
Volkswagen AG	489,153	67,840,955
TOTAL GERMANY		100,632,304
TOTAL INVESTMENT SECURITIES (Cost $10,458,498,697)		12,224,892,263

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@ §	The DFA Short Term Investment Fund	21,877,461	253,078,465
TOTAL INVESTMENTS — (100.0%)
(Cost $10,711,551,544)^^			$12,477,970,728

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The DFA International Value Series
CONTINUED
As of January 31, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	543	03/17/23	$107,800,545	$111,043,500	$3,242,955
Total Futures Contracts			$107,800,545	$111,043,500	$3,242,955
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$939,748,809	—	$939,748,809
Austria	—	9,531,749	—	9,531,749
Belgium	—	85,535,277	—	85,535,277
Canada	$1,182,810,248	—	—	1,182,810,248
China	—	1,832,982	—	1,832,982
Denmark	—	250,209,809	—	250,209,809
Finland	6,335,817	124,691,631	—	131,027,448
France	—	1,330,915,035	—	1,330,915,035
Germany	19,842,915	777,682,590	—	797,525,505
Hong Kong	—	270,807,233	—	270,807,233
Ireland	34,307,996	28,496,554	—	62,804,550
Israel	12,613,903	53,960,731	—	66,574,634
Italy	34,616,212	232,764,580	—	267,380,792
Japan	20,606,719	2,345,800,168	—	2,366,406,887
Netherlands	34,925,754	447,065,138	—	481,990,892
New Zealand	—	27,741,823	—	27,741,823
Norway	1,161,227	113,387,161	—	114,548,388
Portugal	—	16,250,180	—	16,250,180
Singapore	—	129,486,927	—	129,486,927
Spain	9,411,358	247,592,359	—	257,003,717
Sweden	—	334,924,859	—	334,924,859
Switzerland	177,060,665	994,199,052	—	1,171,259,717
United Kingdom	836,451,855	991,490,643	—	1,827,942,498
Preferred Stocks
Germany	—	100,632,304	—	100,632,304
Securities Lending Collateral	—	253,078,465	—	253,078,465
Futures Contracts**	3,242,955	—	—	3,242,955
TOTAL	$2,373,387,624	$10,107,826,059	—	$12,481,213,683
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (4.0%)
	Ambev SA, ADR	1,642,569	$4,369,234
	Atacadao SA	384,789	1,246,928
	B3 SA - Brasil Bolsa Balcao	2,272,571	5,801,966
	Banco Bradesco SA	755,221	1,877,527
	Banco BTG Pactual SA	643,764	2,741,796
	Banco do Brasil SA	396,250	3,176,994
	Banco Santander Brasil SA	145,083	827,404
	BB Seguridade Participacoes SA	353,143	2,628,242
	Braskem SA, ADR, Class A	57,171	527,688
	Caixa Seguridade Participacoes SA	263,495	451,071
	CCR SA	1,740,006	4,030,981
	Centrais Eletricas Brasileiras SA	369,541	2,959,211
	Cia de Saneamento Basico do Estado de Sao Paulo	163,344	1,791,015
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	451,025
	Cia Energetica de Minas Gerais	215,832	707,493
	Cia Paranaense de Energia	140,700	190,693
	Cia Paranaense de Energia, Sponsored ADR	17,400	130,326
	Cia Paranaense de Energia	39,800	294,876
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	2,005,806
	Cia Siderurgica Nacional SA	517,465	1,885,843
	Cosan SA	881,695	2,900,598
	CPFL Energia SA	123,300	808,349
	Energisa SA	228,135	1,898,766
*	Eneva SA	273,981	647,671
	Engie Brasil Energia SA	59,376	460,265
	Equatorial Energia SA	949,986	5,243,703
	Gerdau SA, Sponsored ADR	905,703	5,887,070
* Ω	Hapvida Participacoes e Investimentos SA	2,926,706	2,969,198
	Hypera SA	258,691	2,364,569
	Itau Unibanco Holding SA	217,203	922,074
	JBS SA	926,800	3,666,084
	Klabin SA	1,174,814	4,475,879
	Localiza Rent a Car SA	230,159	2,684,576
	Localiza Rent a Car SA	1,005	11,722
	Lojas Renner SA	659,267	2,809,122
*	Magazine Luiza SA	1,501,902	1,310,684
	Natura & Co. Holding SA	928,510	2,661,352
	Neoenergia SA	95,100	282,136
*	Petro Rio SA	582,205	4,828,483
	Petroleo Brasileiro SA, Sponsored ADR	511,889	5,282,694
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,643,443
	Petroleo Brasileiro SA	2,733,556	15,864,027
	Porto Seguro SA	149,774	764,168
	Raia Drogasil SA	443,885	2,171,200
Ω	Rede D'Or Sao Luiz SA	83,300	523,466
	Rumo SA	600,806	2,175,367
	Sendas Distribuidora SA	848,688	3,285,212
	Suzano SA	522,207	4,769,126
	Suzano SA, Sponsored ADR	5,490	50,397
	Telefonica Brasil SA	217,562	1,792,337
	TIM SA	1,144,280	2,657,656
	TOTVS SA	323,491	1,916,233
	Ultrapar Participacoes SA	204,563	531,526
#	Vale SA, Sponsored ADR	332,416	6,209,540
	Vale SA	2,364,713	44,025,961

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Vibra Energia SA	1,182,031	$3,832,758
	WEG SA	630,066	4,746,316
TOTAL BRAZIL			188,169,847
CHILE — (0.5%)
	Banco de Chile, ADR	105,420	2,316,084
	Banco de Credito e Inversiones SA	44,205	1,332,700
#	Banco Santander Chile, ADR	78,503	1,327,486
	Banco Santander Chile	557,071	23,426
	CAP SA	1,845	17,041
	Cencosud SA	1,442,234	2,591,389
	Cencosud Shopping SA	333,351	502,327
	Cia Cervecerias Unidas SA	28,160	216,674
#	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	351,756
	Cia Sud Americana de Vapores SA	15,213,678	1,322,423
	Embotelladora Andina SA, ADR, Class B	13,701	209,077
	Empresas CMPC SA	935,741	1,609,096
	Empresas COPEC SA	227,255	1,714,129
	Enel Americas SA	2,544,781	337,026
	Enel Chile SA	3,126,426	147,272
	Falabella SA	330,135	767,515
	Itau CorpBanca Chile SA	31,276,064	71,188
	Plaza SA	176,521	239,187
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	8,712,273
TOTAL CHILE			23,808,069
CHINA — (29.2%)
	360 Security Technology, Inc., Class A	409,600	425,750
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	189,863	575,715
	ADAMA Ltd., Class A	84,400	119,451
	Addsino Co. Ltd., Class A	92,500	145,314
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	262,681
	AECC Aviation Power Co. Ltd., Class A	79,700	536,974
	Agricultural Bank of China Ltd., Class H	14,534,000	5,231,267
	Aier Eye Hospital Group Co. Ltd., Class A	293,917	1,435,555
*	Air China Ltd., Class H	630,000	562,201
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	92,113,425
*	Alibaba Group Holding Ltd.	714,100	9,817,918
*	Alibaba Health Information Technology Ltd.	2,566,000	2,291,732
	Aluminum Corp. of China Ltd., Class H	7,864,000	4,202,473
*	Amlogic Shanghai Co. Ltd., Class A	30,504	351,530
	Angel Yeast Co. Ltd., Class A	49,300	304,256
	Anhui Anke Biotechnology Group Co. Ltd., Class A	18,000	30,298
	Anhui Conch Cement Co. Ltd., Class H	1,881,000	7,141,069
	Anhui Guangxin Agrochemical Co. Ltd., Class A	70,220	329,730
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	483,510
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,664	339,373
	Anhui Jinhe Industrial Co. Ltd., Class A	65,100	322,129
	Anhui Kouzi Distillery Co. Ltd., Class A	52,300	432,832
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	369,749
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	106,800	257,744
	Anjoy Foods Group Co. Ltd., Class A	14,400	340,465
	Anker Innovations Technology Co. Ltd., Class A	19,400	189,571
	ANTA Sports Products Ltd.	612,400	9,289,254
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	491,723
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	86,674	373,089
	Asymchem Laboratories Tianjin Co. Ltd., Class A	17,770	422,235
	Avary Holding Shenzhen Co. Ltd., Class A	123,976	531,044

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	$254,676
	AVICOPTER PLC, Class A	22,704	162,371
*	Baidu, Inc., Sponsored ADR	25,812	3,476,360
*	Baidu, Inc., Class A	1,330,750	22,369,957
	Bank of Beijing Co. Ltd., Class A	697,408	439,236
	Bank of Changsha Co. Ltd., Class A	401,784	408,788
	Bank of Chengdu Co. Ltd., Class A	190,950	411,515
	Bank of China Ltd., Class H	43,912,181	16,715,812
	Bank of Communications Co. Ltd., Class H	4,936,515	3,051,254
	Bank of Guiyang Co. Ltd., Class A	486,023	401,466
	Bank of Hangzhou Co. Ltd., Class A	242,404	468,140
	Bank of Jiangsu Co. Ltd., Class A	657,870	724,357
	Bank of Nanjing Co. Ltd., Class A	454,780	700,001
	Bank of Ningbo Co. Ltd., Class A	275,742	1,343,453
	Bank of Shanghai Co. Ltd., Class A	458,383	406,925
	Bank of Suzhou Co. Ltd., Class A	415,260	481,033
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	683,533
*	BeiGene Ltd.	226,000	4,442,146
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	24,020	181,388
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	354,284
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	237,964
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	202,052	274,836
	Beijing Dahao Technology Corp. Ltd., Class A	26,100	71,870
	Beijing Easpring Material Technology Co. Ltd., Class A	24,700	247,810
	Beijing Enlight Media Co. Ltd., Class A	258,706	314,955
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	88,140	138,956
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	6,116	249,973
	Beijing Jingyuntong Technology Co. Ltd., Class A	167,900	177,389
	Beijing Kingsoft Office Software, Inc., Class A	7,538	314,678
	Beijing New Building Materials PLC, Class A	144,903	614,392
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	729,341
	Beijing Originwater Technology Co. Ltd., Class A	424,847	308,822
	Beijing Shiji Information Technology Co. Ltd., Class A	93,560	237,333
	Beijing Shougang Co. Ltd., Class A	441,600	258,213
	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	194,992
	Beijing Sinnet Technology Co. Ltd., Class A	116,888	155,475
	Beijing Tiantan Biological Products Corp. Ltd., Class A	77,216	270,727
	Beijing Tongrentang Co. Ltd., Class A	36,400	254,615
	Beijing United Information Technology Co. Ltd., Class A	20,155	289,663
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	23,700	471,573
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	308,324
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	269,573
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,575	187,662
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	775,553
	Bethel Automotive Safety Systems Co. Ltd., Class A	9,700	124,682
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	215,711
	BGI Genomics Co. Ltd., Class A	34,100	275,352
*	Bilibili, Inc., Class Z	45,160	1,127,046
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	121,355
	BOC International China Co. Ltd., Class A	89,700	150,053
	BOE Technology Group Co. Ltd., Class A	1,654,300	977,142
	Bosideng International Holdings Ltd.	3,360,000	1,872,450
	Bright Dairy & Food Co. Ltd., Class A	24,800	39,220
	BTG Hotels Group Co. Ltd., Class A	92,300	319,402
	BYD Co. Ltd., Class H	403,886	12,790,077
	BYD Electronic International Co. Ltd.	1,259,000	4,363,886
	By-health Co. Ltd., Class A	124,793	426,876
	Caitong Securities Co. Ltd., Class A	338,190	391,915
	CECEP Solar Energy Co. Ltd., Class A	327,700	372,848

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	495,560	$292,815
	Centre Testing International Group Co. Ltd., Class A	27,300	96,142
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	169,937
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,144,695
	Changchun High & New Technology Industry Group, Inc., Class A	20,900	624,095
	Changjiang Securities Co. Ltd., Class A	435,670	371,777
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,700	194,883
	Chaozhou Three-Circle Group Co. Ltd., Class A	121,305	600,368
	Chengdu CORPRO Technology Co. Ltd., Class A	9,300	39,013
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,800	40,748
	Chengtun Mining Group Co. Ltd., Class A	308,000	288,511
	Chengxin Lithium Group Co. Ltd., Class A	43,229	274,952
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	53,800	159,328
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	210,199
	China Baoan Group Co. Ltd., Class A	146,334	272,341
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	995,128
	China CITIC Bank Corp. Ltd., Class H	9,190,928	4,434,163
	China Coal Energy Co. Ltd., Class H	3,825,777	3,070,100
	China Construction Bank Corp., Class H	59,766,590	38,686,362
	China CSSC Holdings Ltd., Class A	45,800	161,227
# *	China Eastern Airlines Corp. Ltd., Class H	1,516,000	608,396
	China Energy Engineering Corp. Ltd., Class A	2,502,824	872,227
	China Energy Engineering Corp. Ltd., Class H	1,632,000	211,023
	China Everbright Bank Co. Ltd., Class H	3,836,000	1,224,508
Ω	China Feihe Ltd.	5,746,000	5,512,931
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,779,092
	China Gas Holdings Ltd.	3,311,600	5,155,560
	China Great Wall Securities Co. Ltd., Class A	196,900	266,386
	China Greatwall Technology Group Co. Ltd., Class A	182,800	330,237
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	101,800	202,734
	China Hongqiao Group Ltd.	4,665,000	5,425,974
Ω	China International Capital Corp. Ltd., Class H	1,813,600	4,052,718
	China International Marine Containers Group Co. Ltd., Class H	1,018,230	782,028
	China Jushi Co. Ltd., Class A	477,798	1,045,979
	China Kings Resources Group Co. Ltd., Class A	32,040	198,623
	China Life Insurance Co. Ltd., Class H	2,475,000	4,555,910
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,938,138
	China Meheco Co. Ltd., Class A	69,411	156,589
	China Mengniu Dairy Co. Ltd.	2,701,000	13,029,279
	China Merchants Bank Co. Ltd., Class H	2,884,554	18,709,584
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	576,317
	China Merchants Port Holdings Co. Ltd.	394,271	552,699
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	156,549
Ω	China Merchants Securities Co. Ltd., Class H	486,460	531,731
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	717,745
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,801,560
	China National Building Material Co. Ltd., Class H	9,142,000	8,388,300
	China National Nuclear Power Co. Ltd., Class A	1,023,390	917,111
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	624,818
	China Oilfield Services Ltd., Class H	1,960,000	2,375,585
	China Overseas Land & Investment Ltd.	4,285,000	11,570,657
	China Pacific Insurance Group Co. Ltd., Class H	2,487,400	6,839,021
	China Petroleum & Chemical Corp., Class H	17,726,800	9,571,927
	China Power International Development Ltd.	740,000	318,131
	China Railway Group Ltd., Class H	4,311,000	2,351,797
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	654,280
*	China Rare Earth Resources & Technology Co. Ltd., Class A	36,891	226,134
	China Resources Beer Holdings Co. Ltd.	859,611	6,471,390
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	174,020

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Cement Holdings Ltd.	3,616,000	$2,091,219
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	272,377
	China Resources Gas Group Ltd.	1,798,000	7,561,015
	China Resources Land Ltd.	4,798,666	22,997,864
	China Resources Microelectronics Ltd., Class A	28,998	236,571
Ω	China Resources Mixc Lifestyle Services Ltd.	248,800	1,433,500
	China Resources Power Holdings Co. Ltd.	1,598,517	3,329,632
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	68,058	490,276
	China Shenhua Energy Co. Ltd., Class H	2,649,500	8,246,885
	China South Publishing & Media Group Co. Ltd., Class A	99,400	145,080
*	China Southern Airlines Co. Ltd., Class H	1,594,000	1,058,842
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd.,Class A	171,400	170,009
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,443,168
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	1,719,339
Ω	China Tower Corp. Ltd., Class H	67,974,000	7,723,263
	China Tungsten & Hightech Materials Co. Ltd., Class A	102,100	248,713
	China Vanke Co. Ltd., Class H	2,181,320	4,409,538
	China Yangtze Power Co. Ltd., Class A	748,847	2,306,447
	China Zhenhua Group Science & Technology Co. Ltd., Class A	21,800	366,996
# *	China Zheshang Bank Co. Ltd., Class H	82,000	29,932
	Chongqing Brewery Co. Ltd., Class A	21,500	384,027
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	547,668
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,200	186,739
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	951,526
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,211,726
	CITIC Ltd.	4,725,000	5,529,065
	CITIC Securities Co. Ltd., Class H	1,996,800	4,568,307
	CMOC Group Ltd., Class H	5,673,966	3,284,112
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	231,495
	CNOOC Energy Technology & Services Ltd., Class A	597,700	283,332
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	102,400	242,724
	COFCO Biotechnology Co. Ltd., Class A	114,467	147,480
	Contemporary Amperex Technology Co. Ltd., Class A	70,420	4,884,724
# *	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	940,000	885,572
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,410,299	4,574,715
	Country Garden Holdings Co. Ltd.	5,569,067	2,089,687
	Country Garden Services Holdings Co. Ltd.	1,129,492	3,053,537
Ω	CSC Financial Co. Ltd., Class H	1,140,500	1,182,605
	CSG Holding Co. Ltd., Class A	313,839	337,546
	CSPC Pharmaceutical Group Ltd.	12,323,200	14,050,945
	Daan Gene Co. Ltd., Class A	171,580	404,745
Ω	Dali Foods Group Co. Ltd.	4,344,000	1,937,117
	Daqin Railway Co. Ltd., Class A	883,060	876,727
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	78,510	443,018
*	Datang International Power Generation Co. Ltd., Class H	1,784,000	305,647
*	Deppon Logistics Co. Ltd., Class A	78,900	250,862
	DHC Software Co. Ltd., Class A	290,300	266,788
	Dian Diagnostics Group Co. Ltd., Class A	67,701	268,798
	Do-Fluoride Chemicals Co. Ltd., Class A	82,709	452,505
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	278,165
	Dongfang Electric Corp. Ltd., Class H	305,200	545,100
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	850,205
	Dongxing Securities Co. Ltd., Class A	323,718	401,367
	East Group Co. Ltd., Class A	152,100	167,737
	East Money Information Co. Ltd., Class A	453,728	1,520,401
	Ecovacs Robotics Co. Ltd., Class A	28,300	366,527
	Electric Connector Technology Co. Ltd., Class A	28,200	163,235
	ENN Energy Holdings Ltd.	363,800	5,481,273

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ENN Natural Gas Co. Ltd., Class A	245,000	$655,718
	Eternal Asia Supply Chain Management Ltd., Class A	113,500	108,021
	Eve Energy Co. Ltd., Class A	38,105	500,556
# Ω	Everbright Securities Co. Ltd., Class H	412,600	309,167
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	365,609
	FAW Jiefang Group Co. Ltd.	112,300	137,137
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	49,300	102,771
	Financial Street Holdings Co. Ltd., Class A	180,200	139,945
	First Capital Securities Co. Ltd., Class A	320,000	285,032
	Flat Glass Group Co. Ltd., Class H	406,000	1,271,115
	Focus Media Information Technology Co. Ltd., Class A	727,597	750,857
	Foryou Corp.	16,200	93,832
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,223	1,864,154
	Fosun International Ltd.	3,010,722	2,795,291
	Founder Securities Co. Ltd., Class A	411,200	423,609
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	549,744
	Fujian Funeng Co. Ltd., Class A	116,900	216,002
	Fujian Sunner Development Co. Ltd., Class A	77,263	281,470
*	Fulin Precision Co Ltd, Class A	62,463	146,142
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	3,714,792
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	176,399	1,611,084
	Gaona Aero Material Co. Ltd., Class A	17,800	118,730
	G-bits Network Technology Xiamen Co. Ltd., Class A	8,400	440,715
	GCL Energy Technology Co. Ltd.	130,300	215,060
*	GCL System Integration Technology Co. Ltd., Class A	241,200	115,948
*	GCL Technology Holdings Ltd.	20,189,000	5,590,923
*	GD Power Development Co. Ltd., Class A	524,300	308,737
	Geely Automobile Holdings Ltd.	5,793,000	9,397,980
	GEM Co. Ltd., Class A	188,176	223,143
	Gemdale Corp., Class A	343,800	503,530
*	Genscript Biotech Corp.	48,000	163,461
	GF Securities Co. Ltd., Class H	1,027,600	1,682,766
	Giant Network Group Co. Ltd., Class A	85,600	122,955
	GigaDevice Semiconductor, Inc., Class A	25,674	437,986
*	Ginlong Technologies Co. Ltd., Class A	18,825	513,080
	Glarun Technology Co. Ltd., Class A	69,600	178,312
	GoerTek, Inc., Class A	238,700	733,856
	Gongniu Group Co. Ltd., Class A	4,200	94,347
	GoodWe Technologies Co. Ltd., Class A	3,252	196,805
	Gotion High-tech Co. Ltd., Class A	73,700	355,990
	Grandblue Environment Co. Ltd., Class A	40,300	108,656
	Great Wall Motor Co. Ltd., Class H	2,023,500	2,857,084
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	824,000
	GRG Banking Equipment Co. Ltd., Class A	142,000	214,308
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	127,900	170,921
	Guangdong Haid Group Co. Ltd., Class A	55,800	515,441
	Guangdong HEC Technology Holding Co. Ltd., Class A	204,200	292,240
	Guangdong Hongda Holdings Group Co. Ltd., Class A	61,700	286,295
	Guangdong Investment Ltd.	2,600,000	2,824,689
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	194,438
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	59,500	160,697
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,500	74,960
	Guanghui Energy Co. Ltd., Class A	422,000	641,332
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	28,450
	Guangzhou Automobile Group Co. Ltd., Class H	2,485,162	1,787,904
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	218,000	636,725
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	13,400	151,376
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	288,842

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	48,901	$610,766
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	317,801
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	74,340	543,477
	Guangzhou Wondfo Biotech Co. Ltd., Class A	47,700	225,507
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	256,977
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	26,000	30,553
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	246,900	258,479
*	Guocheng Mining Co. Ltd., Class A	44,900	117,371
	Guosen Securities Co. Ltd., Class A	186,700	259,931
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	453,216
	Guoyuan Securities Co. Ltd., Class A	308,740	325,359
#	H World Group Ltd., ADR	102,031	4,844,432
	H World Group Ltd.	5,500	26,150
	Haier Smart Home Co. Ltd., Class A	258,200	986,750
	Haier Smart Home Co. Ltd., Class H	2,610,000	9,625,988
	Haitong Securities Co. Ltd., Class H	2,434,800	1,679,586
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	73,900	236,931
	Hangjin Technology Co. Ltd., Class A	47,700	234,032
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	371,720
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	14,494	93,035
	Hangzhou First Applied Material Co. Ltd., Class A	45,311	505,942
	Hangzhou Lion Electronics Co. Ltd., Class A	36,668	253,953
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	54,900	313,179
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	357,082
	Hangzhou Silan Microelectronics Co. Ltd., Class A	70,122	368,567
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	209,174
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	95,600	1,254,049
	Han's Laser Technology Industry Group Co. Ltd., Class A	158,517	658,876
Ω	Hansoh Pharmaceutical Group Co. Ltd.	866,000	1,772,451
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	100,478
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	191,121
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	342,793
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	366,475
	Henan Shenhuo Coal & Power Co. Ltd., Class A	211,900	552,678
	Henan Shuanghui Investment & Development Co. Ltd., Class A	195,129	737,939
	Hengan International Group Co. Ltd.	1,126,500	5,541,656
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	394,045
	Hengli Petrochemical Co. Ltd., Class A	403,700	1,049,622
	Hengtong Optic-electric Co. Ltd., Class A	125,000	287,733
	Hengyi Petrochemical Co. Ltd., Class A	413,588	478,781
	Hesteel Co. Ltd., Class A	1,383,853	494,867
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	452,729
	Hongfa Technology Co. Ltd., Class A	60,890	338,627
	Hongta Securities Co. Ltd., Class A	96,320	116,713
#	Huadian Power International Corp. Ltd., Class H	288,000	115,286
	Huadong Medicine Co. Ltd., Class A	70,000	492,612
	Huafon Chemical Co. Ltd., Class A	485,983	547,769
	Huagong Tech Co. Ltd., Class A	60,800	169,384
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	492,889
	Hualan Biological Engineering, Inc., Class A	139,800	462,924
*	Huaneng Power International, Inc., Class H	2,302,000	1,123,927
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,762,248
	Huaxi Securities Co. Ltd., Class A	293,600	355,983
	Huaxia Bank Co. Ltd., Class A	644,456	497,791
	Huaxin Cement Co. Ltd., Class A	206,300	500,204
	Huayu Automotive Systems Co. Ltd., Class A	153,600	415,645
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	146,344
	Hubei Dinglong Co. Ltd., Class A	44,900	152,434
	Hubei Energy Group Co. Ltd., Class A	199,271	125,611

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	12,600	$97,162
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	441,512
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	542,755
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	324,064
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	556,438
	Hunan Gold Corp. Ltd., Class A	99,000	231,092
	Hunan Valin Steel Co. Ltd., Class A	933,000	687,488
	Hundsun Technologies, Inc., Class A	41,729	292,600
	Iflytek Co. Ltd., Class A	70,100	422,241
	IKD Co. Ltd., Class A	20,000	70,600
	Imeik Technology Development Co. Ltd., Class A	3,800	336,030
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,461,688
	Industrial Bank Co. Ltd., Class A	643,039	1,682,845
	Industrial Securities Co. Ltd., Class A	652,548	668,626
	Infore Environment Technology Group Co. Ltd., Class A	82,224	59,514
	Ingenic Semiconductor Co. Ltd., Class A	18,000	208,421
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	420,067
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	586,349
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	145,040	360,996
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	532,362
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,536,492
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	575,900	766,442
* Ω	Innovent Biologics, Inc.	133,500	727,101
	Inspur Electronic Information Industry Co. Ltd., Class A	77,684	273,331
	Intco Medical Technology Co. Ltd., Class A	80,942	300,151
	JA Solar Technology Co. Ltd., Class A	75,003	734,973
	Jade Bird Fire Co. Ltd., Class A	6,300	30,770
	Jafron Biomedical Co. Ltd., Class A	39,965	200,178
	Jason Furniture Hangzhou Co. Ltd., Class A	67,080	424,689
	JCET Group Co. Ltd., Class A	185,200	734,726
* Ω	JD Health International, Inc.	332,200	2,758,699
	JD.com, Inc., ADR	124,763	7,427,141
	JD.com, Inc., Class A	501,921	14,903,717
	Jiangsu Azure Corp., Class A	75,000	169,322
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	339,805
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	321,398
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,004,578
	Jiangsu Guotai International Group Co. Ltd., Class A	123,263	162,019
*	Jiangsu Guoxin Corp. Ltd., Class A	88,700	80,903
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	564,886
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,002,007
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	51,900	166,519
	Jiangsu King's Luck Brewery JSC Ltd., Class A	56,412	484,165
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	24,653	137,953
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	237,606
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	125,348
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	45,100	159,081
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	157,000	291,809
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	157,300	339,599
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,478,880
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	483,167
	Jiangsu Yoke Technology Co. Ltd., Class A	12,862	99,668
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	375,472
	Jiangsu Zhongtian Technology Co. Ltd., Class A	133,900	325,533
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,274,833
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	67,500	156,585
*	Jilin Electric Power Co. Ltd., Class A	127,000	113,934
	Jingjin Equipment, Inc., Class A	50,780	227,436

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JiuGui Liquor Co. Ltd., Class A	11,500	$240,298
	Jizhong Energy Resources Co. Ltd., Class A	453,000	442,771
	JL Mag Rare-Earth Co. Ltd., Class A	46,600	233,998
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	339,247
	Joinn Laboratories China Co. Ltd., Class A	16,296	154,033
	Jointown Pharmaceutical Group Co. Ltd., Class A	197,667	397,291
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	50,300	270,091
	Juewei Food Co. Ltd., Class A	18,944	149,888
*	Juneyao Airlines Co. Ltd., Class A	70,540	159,677
*	Kaishan Group Co. Ltd., Class A	65,100	155,909
	KBC Corp. Ltd., Class A	6,057	223,303
	Keboda Technology Co. Ltd., Class A	4,000	39,055
	Kehua Data Co. Ltd., Class A	34,200	256,658
	KingClean Electric Co. Ltd., Class A	17,100	78,889
*	Kingdee International Software Group Co. Ltd.	533,000	1,163,278
	Kingsoft Corp. Ltd.	541,000	1,991,983
	Konfoong Materials International Co. Ltd., Class A	9,500	101,065
* Ω	Koolearn Technology Holding Ltd.	13,000	105,589
	Kuang-Chi Technologies Co. Ltd., Class A	51,300	140,006
	Kunlun Energy Co. Ltd.	6,412,000	5,056,855
	Kunlun Tech Co. Ltd., Class A	52,600	128,306
	Kweichow Moutai Co. Ltd., Class A	55,993	15,351,596
	KWG Living Group Holdings Ltd.	258,250	60,661
	Lao Feng Xiang Co. Ltd., Class A	26,700	190,782
	Laobaixing Pharmacy Chain JSC, Class A	62,190	364,386
	LB Group Co. Ltd., Class A	223,200	690,784
	Lenovo Group Ltd.	13,043,278	10,461,607
	Lens Technology Co. Ltd., Class A	316,800	625,622
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	400,339
	Levima Advanced Materials Corp., Class A	27,200	158,434
	Leyard Optoelectronic Co. Ltd., Class A	105,400	95,484
# *	Li Auto, Inc., ADR	128,166	3,191,333
# *	Li Auto, Inc., Class A	135,900	1,662,903
	Li Ning Co. Ltd.	1,311,000	12,960,106
	Lianhe Chemical Technology Co. Ltd., Class A	65,200	169,642
	Lier Chemical Co. Ltd., Class A	74,940	209,955
*	Lingyi iTech Guangdong Co., Class A	556,018	443,063
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	40,800	169,682
Ω	Longfor Group Holdings Ltd.	2,916,000	9,634,787
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	2,407,790
	Longshine Technology Group Co. Ltd., Class A	89,002	330,255
	Luenmei Quantum Co. Ltd., Class A	120,500	117,395
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,160	77,003
	Luxi Chemical Group Co. Ltd., Class A	305,700	609,019
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,492,651
	Luzhou Laojiao Co. Ltd., Class A	66,129	2,330,708
	Mango Excellent Media Co. Ltd., Class A	179,192	812,002
	Maxscend Microelectronics Co. Ltd., Class A	25,100	499,940
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	272,039
* Ω	Meituan, Class B	1,414,140	31,614,339
	Metallurgical Corp. of China Ltd., Class H	4,641,000	1,049,649
	Midea Group Co. Ltd., Class A	479,784	3,937,393
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	13,700	243,909
	Ming Yang Smart Energy Group Ltd., Class A	120,504	498,687
	Montage Technology Co. Ltd., Class A	27,314	224,883
	Muyuan Foods Co. Ltd., Class A	134,987	999,631
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	344,854
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	99,146	279,658
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	198,550

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	$181,286
	NARI Technology Co. Ltd., Class A	191,352	749,848
	NAURA Technology Group Co. Ltd., Class A	10,700	373,505
	NavInfo Co. Ltd., Class A	105,850	188,607
	NetEase, Inc., ADR	193,704	17,164,111
	NetEase, Inc.	159,100	2,822,770
	New China Life Insurance Co. Ltd., Class H	1,010,500	2,710,121
*	New Hope Liuhe Co. Ltd., Class A	159,700	310,405
	Ninestar Corp., Class A	44,351	337,607
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	22,600	99,233
*	Ningbo Joyson Electronic Corp., Class A	126,400	299,927
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	297,069
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	19,771	231,747
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	235,292
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	462,461
	Ningbo Xusheng Group Co. Ltd., Class A	26,000	156,613
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	122,366
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	636,567
# *	NIO, Inc., ADR	368,459	4,447,300
	North Industries Group Red Arrow Co. Ltd., Class A	63,400	215,594
*	Offcn Education Technology Co. Ltd., Class A	80,212	73,118
	Offshore Oil Engineering Co. Ltd., Class A	310,100	306,310
*	OFILM Group Co. Ltd., Class A	159,800	119,541
	Oppein Home Group, Inc., Class A	25,795	481,224
	Orient Overseas International Ltd.	137,500	2,285,640
Ω	Orient Securities Co. Ltd., Class H	1,012,800	598,048
	Ovctek China, Inc., Class A	28,452	156,600
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	363,274
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	600,300	252,008
	People's Insurance Co. Group of China Ltd. , Class H	7,590,000	2,558,776
	Perfect World Co. Ltd., Class A	141,585	295,319
	PetroChina Co. Ltd., Class H	15,548,000	8,317,402
	PharmaBlock Sciences Nanjing, Inc., Class A	3,300	40,951
Ω	Pharmaron Beijing Co. Ltd., Class H	172,950	1,267,709
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	6,770,219
*	Pinduoduo, Inc., ADR	122,979	12,049,482
	Ping An Bank Co. Ltd., Class A	722,500	1,610,434
	Ping An Insurance Group Co. of China Ltd., Class H	3,966,500	30,810,589
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	603,275
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	1,045,521
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	3,036,423
	Power Construction Corp. of China Ltd., Class A	583,011	607,364
	Proya Cosmetics Co. Ltd., Class A	21,980	537,894
	Qingdao Haier Biomedical Co. Ltd., Class A	8,024	86,326
# Ω	Qingdao Port International Co. Ltd., Class H	69,000	34,285
	Qingdao Rural Commercial Bank Corp., Class A	691,706	302,525
	Qingdao Sentury Tire Co. Ltd., Class A	43,800	192,199
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	197,196
	Quectel Wireless Solutions Co. Ltd., Class A	13,090	216,708
	Raytron Technology Co. Ltd., Class A	17,317	113,469
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	115,839
*	Risen Energy Co. Ltd., Class A	59,604	301,033
	Riyue Heavy Industry Co. Ltd., Class A	76,100	271,234
	Rockchip Electronics Co. Ltd., Class A	18,100	203,433
	Rongsheng Petrochemical Co. Ltd., Class A	567,694	1,115,983
*	Roshow Technology Co. Ltd., Class A	125,900	166,565
	SAIC Motor Corp. Ltd., Class A	236,045	526,574
	Sailun Group Co. Ltd., Class A	221,600	329,301
	Sanan Optoelectronics Co. Ltd., Class A	114,600	321,199

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sangfor Technologies, Inc., Class A	11,300	$253,406
	Sanquan Food Co. Ltd., Class A	82,800	211,698
	Sany Heavy Industry Co. Ltd., Class A	286,434	745,143
	Satellite Chemical Co. Ltd., Class A	345,661	908,607
	SDIC Power Holdings Co. Ltd., Class A	251,000	392,119
	Sealand Securities Co. Ltd., Class A	328,190	172,387
*	Seazen Holdings Co. Ltd., Class A	173,200	547,754
	SF Holding Co. Ltd., Class A	151,261	1,320,249
	SG Micro Corp., Class A	12,050	318,902
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	2,014,564
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	606,759
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	259,746
	Shandong Denghai Seeds Co. Ltd., Class A	35,800	110,003
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	106,300	205,933
Ω	Shandong Gold Mining Co. Ltd., Class H	547,250	1,055,414
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	70,200	274,360
	Shandong Hi-speed Co. Ltd., Class A	111,700	98,357
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	700,469
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	425,903
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	488,172
	Shandong Pharmaceutical Glass Co. Ltd., Class A	39,500	169,409
	Shandong Sun Paper Industry JSC Ltd., Class A	230,150	381,311
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,392,800	5,640,122
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	187,777
	Shanghai Baosight Software Co. Ltd., Class A	62,166	461,251
	Shanghai Construction Group Co. Ltd., Class A	770,676	300,281
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	706,889
*	Shanghai Electric Power Co. Ltd., Class A	119,200	178,287
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	350,000	1,128,551
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	135,000	562,726
*	Shanghai International Airport Co. Ltd., Class A	28,100	252,444
	Shanghai International Port Group Co. Ltd., Class A	334,000	264,236
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	376,584
# * Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	64,000	309,852
	Shanghai Liangxin Electrical Co. Ltd., Class A	50,500	108,578
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	263,340
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	155,791
	Shanghai M&G Stationery, Inc., Class A	45,969	365,951
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,763,195
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	964,257
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	46,522	381,993
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	368,800
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	284,594
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	156,429
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	295,910
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	341,732
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	547,530	956,818
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	324,730	954,180
	Shanxi Meijin Energy Co. Ltd., Class A	464,717	663,827
	Shanxi Securities Co. Ltd., Class A	216,280	190,013
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	367,155
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	2,403,094
	Shenghe Resources Holding Co. Ltd., Class A	151,600	369,914
	Shengyi Technology Co. Ltd., Class A	162,200	388,757
	Shennan Circuits Co. Ltd., Class A	25,382	287,688
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,064,000	419,103
	Shenzhen Capchem Technology Co. Ltd., Class A	58,240	423,697
	Shenzhen Dynanonic Co. Ltd., Class A	6,440	257,343
	Shenzhen Energy Group Co. Ltd., Class A	235,019	215,698

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	$167,743
	Shenzhen Gas Corp. Ltd., Class A	150,500	160,109
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	973,484
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	149,022
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	58,040	316,760
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	384,612
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	203,257
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	23,000	198,451
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,455,844
*	Shenzhen MTC Co. Ltd., Class A	192,700	112,727
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	499,159
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	190,733
	Shenzhen SC New Energy Technology Corp., Class A	12,566	230,195
	Shenzhen SED Industry Co. Ltd., Class A	30,800	123,328
	Shenzhen Senior Technology Material Co. Ltd., Class A	75,301	260,758
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	395,567
	Shenzhen Sunway Communication Co. Ltd., Class A	27,400	71,178
	Shenzhen Transsion Holdings Co. Ltd., Class A	45,412	576,316
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	434,993
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	237,950
	Shenzhou International Group Holdings Ltd.	351,100	4,421,618
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	70,456	303,600
	Shinghwa Advanced Material Group Co. Ltd., Class A	16,300	250,031
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	277,414
*	Sichuan Development Lomon Co. Ltd., Class A	181,500	309,298
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,595,900	761,174
	Sichuan Hexie Shuangma Co. Ltd., Class A	36,500	141,928
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	521,038
*	Sichuan New Energy Power Co. Ltd.	86,800	255,258
	Sichuan Road & Bridge Group Co. Ltd., Class A	398,000	692,090
	Sichuan Swellfun Co. Ltd., Class A	23,700	287,170
	Sichuan Teway Food Group Co. Ltd., Class A	6,000	23,552
	Sichuan Yahua Industrial Group Co. Ltd., Class A	86,900	333,255
	Sieyuan Electric Co. Ltd., Class A	63,100	407,891
	Sino Biopharmaceutical Ltd.	12,922,500	7,519,441
	Sinocare, Inc., Class A	10,000	54,028
	Sinofibers Technology Co. Ltd., Class A	17,400	148,165
	Sinolink Securities Co. Ltd., Class A	232,100	340,057
	Sinoma International Engineering Co., Class A	299,800	406,998
	Sinoma Science & Technology Co. Ltd., Class A	190,294	701,781
	Sinomine Resource Group Co. Ltd., Class A	5,100	68,040
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,947,087
*	Skshu Paint Co. Ltd., Class A	7,648	140,634
	Skyworth Digital Co. Ltd., Class A	76,793	174,041
# Ω	Smoore International Holdings Ltd.	2,445,000	3,685,756
	Songcheng Performance Development Co. Ltd., Class A	85,200	183,920
	SooChow Securities Co. Ltd., Class A	334,850	353,069
	Southwest Securities Co. Ltd., Class A	707,636	419,285
*	Spring Airlines Co. Ltd., Class A	48,500	433,816
	State Grid Information & Communication Co. Ltd., Class A	75,800	190,540
*	STO Express Co. Ltd., Class A	94,000	145,807
	Sunflower Pharmaceutical Group Co. Ltd., Class A	21,500	80,877
	Sungrow Power Supply Co. Ltd., Class A	31,600	611,816
	Sunny Optical Technology Group Co. Ltd.	719,500	9,711,191
	Sunresin New Materials Co. Ltd., Class A	16,350	211,969
	Sunwoda Electronic Co. Ltd., Class A	74,600	261,226
	Suofeiya Home Collection Co. Ltd., Class A	27,570	85,766
	Suplet Power Co. Ltd., Class A	26,600	157,289
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	152,400	647,673

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,476	$228,976
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	31,900	301,079
	Taiji Computer Corp. Ltd., Class A	7,000	38,409
	Tangshan Jidong Cement Co. Ltd., Class A	321,700	414,222
	TangShan Port Group Co. Ltd., Class A	531,500	224,502
	TBEA Co. Ltd., Class A	217,400	687,878
	TCL Technology Group Corp., Class A	917,180	572,019
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	112,100	707,022
	Tencent Holdings Ltd.	3,556,400	173,299,494
*	Tencent Music Entertainment Group, ADR	730,433	6,128,333
	Thunder Software Technology Co. Ltd., Class A	13,300	217,124
	Tian Di Science & Technology Co. Ltd., Class A	466,820	369,362
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	28,400	148,918
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	193,100	178,906
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	30,300	144,383
	Tianma Microelectronics Co. Ltd., Class A	161,455	225,942
	Tianshan Aluminum Group Co. Ltd., Class A	216,300	289,650
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	404,246
*	Tibet Summit Resources Co. Ltd., Class A	86,100	309,614
	Tingyi Cayman Islands Holding Corp.	2,448,000	4,072,523
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	300,589
	Tofflon Science & Technology Group Co. Ltd., Class A	65,800	267,972
	Toly Bread Co. Ltd., Class A	151,865	376,766
*	TongFu Microelectronics Co. Ltd., Class A	167,000	455,360
	Tongkun Group Co. Ltd., Class A	157,809	367,886
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	524,764
	Tongwei Co. Ltd., Class A	209,300	1,312,837
*	Topchoice Medical Corp., Class A	13,300	320,874
Ω	Topsports International Holdings Ltd.	796,000	750,041
	Transfar Zhilian Co. Ltd., Class A	287,626	257,744
	TravelSky Technology Ltd., Class H	183,000	380,375
	Trina Solar Co. Ltd., Class A	26,178	278,027
*	Trip.com Group Ltd., ADR	329,607	12,116,353
*	Trip.com Group Ltd.	99,700	3,667,506
	Tsingtao Brewery Co. Ltd., Class H	370,000	3,572,289
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	705,931
	Unisplendour Corp. Ltd., Class A	164,160	560,772
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	275,949
	Valiant Co. Ltd., Class A	56,000	145,931
*	Vipshop Holdings Ltd., ADR	720,998	11,153,839
	Walvax Biotechnology Co. Ltd., Class A	27,700	164,414
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,915,298
	Want Want China Holdings Ltd.	6,370,000	4,148,781
	Wanxiang Qianchao Co. Ltd., Class A	189,000	147,363
	Weichai Power Co. Ltd., Class H	2,550,800	3,851,929
	Weifu High-Technology Group Co. Ltd., Class A	52,714	145,870
	Weihai Guangwei Composites Co. Ltd., Class A	20,829	222,923
	Wens Foodstuffs Group Co. Ltd., Class A	164,980	492,831
	Western Securities Co. Ltd., Class A	471,900	465,000
	Western Superconducting Technologies Co. Ltd., Class A	14,442	210,851
	Wharf Holdings Ltd.	995,000	2,592,107
	Will Semiconductor Co. Ltd., Class A	41,921	587,997
	Wingtech Technology Co. Ltd., Class A	47,900	417,031
	Winner Medical Co. Ltd., Class A	5,100	54,399
	Winning Health Technology Group Co. Ltd., Class A	166,200	267,213
	Wolong Electric Group Co. Ltd., Class A	143,200	288,660
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	447,334
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,460	72,915
	Wuhan Guide Infrared Co. Ltd., Class A	106,841	186,793

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhu Token Science Co. Ltd., Class A	200,630	$195,413
	Wuliangye Yibin Co. Ltd., Class A	174,006	5,414,487
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	301,057
Ω	WuXi AppTec Co. Ltd., Class H	162,260	2,108,411
* Ω	Wuxi Biologics Cayman, Inc.	1,311,500	10,951,550
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	121,549
	Wuxi NCE Power Co. Ltd., Class A	14,040	184,657
	Wuxi Shangji Automation Co. Ltd., Class A	27,080	460,166
	XCMG Construction Machinery Co. Ltd., Class A	472,203	407,735
	Xiamen C & D, Inc., Class A	153,900	303,022
	Xiamen Faratronic Co. Ltd., Class A	12,100	322,171
	Xiamen ITG Group Corp. Ltd., Class A	163,430	188,716
	Xiamen Tungsten Co. Ltd., Class A	107,480	353,997
	Xiamen Xiangyu Co. Ltd., Class A	213,900	348,922
	Xi'an Triangle Defense Co. Ltd., Class A	32,400	187,539
	Xianhe Co. Ltd., Class A	39,900	189,167
* Ω	Xiaomi Corp., Class B	11,267,400	18,639,084
	Xinfengming Group Co. Ltd., Class A	153,500	284,122
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	921,559	941,545
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	122,109
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	216,200	245,800
	Xinxiang Richful Lube Additive Co. Ltd., Class A	5,500	105,739
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	139,231
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	105,900	197,983
	Xinyi Solar Holdings Ltd.	6,479,103	8,429,073
	Xuji Electric Co. Ltd., Class A	90,600	302,859
Ω	Yadea Group Holdings Ltd.	526,000	1,199,205
	Yangling Metron New Material, Inc., Class A	27,640	222,726
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	442,321
	Yankuang Energy Group Co. Ltd., Class H	1,754,000	5,640,951
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	37,773
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,455	271,673
	Yealink Network Technology Corp. Ltd., Class A	41,840	379,466
	Yifeng Pharmacy Chain Co. Ltd., Class A	36,334	305,824
	Yintai Gold Co. Ltd., Class A	195,817	362,838
	Yixintang Pharmaceutical Group Co. Ltd., Class A	44,500	200,765
	YongXing Special Materials Technology Co. Ltd., Class A	17,100	288,690
	Yonyou Network Technology Co. Ltd., Class A	83,500	304,145
	Youngor Group Co. Ltd., Class A	340,604	326,705
*	Youngy Co. Ltd., Class A	10,200	172,823
	YTO Express Group Co. Ltd., Class A	174,400	542,990
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	203,984
	Yum China Holdings, Inc.	312,758	19,269,020
	Yunda Holding Co. Ltd., Class A	227,590	499,262
	Yunnan Aluminium Co. Ltd., Class A	373,200	747,798
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	466,322
	Yunnan Copper Co. Ltd., Class A	308,200	603,778
	Yunnan Energy New Material Co. Ltd., Class A	30,462	707,376
	Yunnan Tin Co. Ltd., Class A	202,000	456,629
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,155,733
	Zhefu Holding Group Co. Ltd., Class A	607,423	371,083
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	270,228
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,200	21,964
	Zhejiang China Commodities City Group Co. Ltd., Class A	538,079	407,227
	Zhejiang Chint Electrics Co. Ltd., Class A	125,484	599,634
	Zhejiang Crystal-Optech Co. Ltd., Class A	92,800	174,619
	Zhejiang Dahua Technology Co. Ltd., Class A	239,713	450,674
	Zhejiang Dingli Machinery Co. Ltd., Class A	46,470	376,419
	Zhejiang Hailiang Co. Ltd., Class A	143,800	266,076

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang HangKe Technology, Inc.Co., Class A	17,887	$134,092
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	59,640	189,500
	Zhejiang Huayou Cobalt Co. Ltd., Class A	42,881	419,603
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	552,319
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	203,754
	Zhejiang Juhua Co. Ltd., Class A	126,000	309,646
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	471,577
*	Zhejiang Narada Power Source Co. Ltd., Class A	56,700	199,791
	Zhejiang NHU Co. Ltd., Class A	264,988	765,446
	Zhejiang Supor Co. Ltd., Class A	47,603	364,803
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	104,103	300,421
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	211,957
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	19,300	161,360
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	177,154	431,421
	Zhejiang Yongtai Technology Co. Ltd., Class A	60,300	218,648
	Zheshang Securities Co. Ltd., Class A	270,063	426,963
	Zhongji Innolight Co. Ltd., Class A	55,527	239,986
	Zhongjin Gold Corp. Ltd., Class A	428,700	549,842
	Zhongsheng Group Holdings Ltd.	1,088,500	6,158,936
	Zhuzhou CRRC Times Electric Co. Ltd.	588,600	3,135,676
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	42,700	302,727
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	485,897
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	379,560	408,346
	Zijin Mining Group Co. Ltd., Class H	5,099,000	8,434,005
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,859,600	1,034,464
	ZTE Corp., Class H	1,020,685	2,464,982
	ZTO Express Cayman, Inc., ADR	290,097	8,270,665
	ZTO Express Cayman, Inc.	8,950	254,812
TOTAL CHINA			1,378,356,488
COLOMBIA — (0.1%)
*	BAC Holding International Corp.	1,290,635	56,861
	Banco de Bogota SA	23,788	180,460
	Bancolombia SA, Sponsored ADR	39,205	1,185,951
	Bancolombia SA	108,694	977,520
	Ecopetrol SA	2,140,333	1,223,501
	Grupo Argos SA	352,289	706,612
	Grupo Energia Bogota SA ESP	442,522	148,802
	Interconexion Electrica SA ESP	148,848	606,994
TOTAL COLOMBIA			5,086,701
CZECH REPUBLIC — (0.2%)
	CEZ AS	106,811	4,338,892
	Komercni Banka AS	71,546	2,414,777
Ω	Moneta Money Bank AS	450,001	1,661,307
TOTAL CZECH REPUBLIC			8,414,976
EGYPT — (0.1%)
	Commercial International Bank Egypt SAE,GDR	1,268,802	2,057,690
GREECE — (0.4%)
*	Alpha Services & Holdings SA	1,298,257	1,768,855
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,863,887
* ††	FF Group	12,618	0
	Hellenic Energy Holdings SA	63,899	539,423
	Hellenic Telecommunications Organization SA	136,397	2,150,195
	JUMBO SA	96,587	1,734,480
	Motor Oil Hellas Corinth Refineries SA	88,858	2,171,493

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Mytilineos SA	67,692	$1,751,197
*	National Bank of Greece SA	286,179	1,360,687
	OPAP SA	113,020	1,697,068
*	Piraeus Financial Holdings SA	215,062	445,410
*	Public Power Corp. SA	74,534	593,797
	Terna Energy SA	52,871	1,152,608
TOTAL GREECE			17,229,100
HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	832,401	6,220,642
	OTP Bank Nyrt	98,803	2,977,081
	Richter Gedeon Nyrt	86,739	1,958,688
TOTAL HUNGARY			11,156,411
INDIA — (14.9%)
	Aarti Industries Ltd.	231,928	1,531,857
*	Aarti Pharmalabs Ltd.	57,982	193,807
	ABB India Ltd.	42,105	1,470,716
	ACC Ltd.	82,171	1,985,333
	Adani Enterprises Ltd.	123,531	4,465,892
*	Adani Green Energy Ltd.	89,876	1,348,790
	Adani Ports & Special Economic Zone Ltd.	377,815	2,840,928
*	Adani Power Ltd.	716,345	1,966,903
	Adani Total Gas Ltd.	110,330	2,850,267
*	Adani Transmission Ltd.	188,230	4,064,381
*	Aditya Birla Capital Ltd.	494,383	855,743
	Alkem Laboratories Ltd.	25,214	929,746
	Ambuja Cements Ltd.	527,875	2,608,034
	APL Apollo Tubes Ltd.	18,784	265,235
	Apollo Hospitals Enterprise Ltd.	77,348	4,049,770
	Ashok Leyland Ltd.	1,078,208	1,976,574
	Asian Paints Ltd.	220,693	7,381,142
	Astral Ltd.	101,565	2,563,230
	Atul Ltd.	2,391	209,295
Ω	AU Small Finance Bank Ltd.	166,635	1,269,606
	Aurobindo Pharma Ltd.	292,903	1,467,513
* Ω	Avenue Supermarts Ltd.	53,575	2,306,651
	Axis Bank Ltd.	1,326,166	14,174,512
	Bajaj Auto Ltd.	60,754	2,848,204
	Bajaj Finance Ltd.	131,798	9,523,587
	Bajaj Finserv Ltd.	159,010	2,622,991
	Bajaj Holdings & Investment Ltd.	39,612	2,855,959
	Balkrishna Industries Ltd.	110,491	3,007,238
* Ω	Bandhan Bank Ltd.	603,569	1,810,545
	Bank of Baroda	970,898	2,010,278
	Bank of India	120,198	123,328
	Berger Paints India Ltd.	194,217	1,314,934
	Bharat Electronics Ltd.	4,884,542	5,704,313
	Bharat Forge Ltd.	271,888	2,920,641
	Bharat Petroleum Corp. Ltd.	416,189	1,749,618
	Bharti Airtel Ltd.	1,469,776	13,861,858
	Biocon Ltd.	396,886	1,146,429
	Bosch Ltd.	4,746	995,492
	Britannia Industries Ltd.	54,714	2,896,615
	Canara Bank	364,746	1,363,591

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	CG Power & Industrial Solutions Ltd.	279,481	$1,033,255
	Cholamandalam Investment & Finance Co. Ltd.	510,483	4,437,356
	Cipla Ltd.	490,971	6,132,646
	Coal India Ltd.	649,232	1,791,299
	Colgate-Palmolive India Ltd.	122,914	2,191,403
	Container Corp. of India Ltd.	293,158	2,266,923
	Coromandel International Ltd.	60,562	664,599
	Cummins India Ltd.	81,546	1,434,582
	Dabur India Ltd.	338,762	2,305,816
	Dalmia Bharat Ltd.	44,184	954,751
	Deepak Nitrite Ltd.	86,786	1,997,250
	Divi's Laboratories Ltd.	72,911	2,969,463
	Dixon Technologies India Ltd.	2,979	97,989
	DLF Ltd.	478,113	2,089,077
	Dr Reddy's Laboratories Ltd., ADR	102,286	5,502,987
	Dr Reddy's Laboratories Ltd.	32,476	1,728,645
	Eicher Motors Ltd.	86,505	3,472,499
	Federal Bank Ltd.	142,671	235,513
	GAIL India Ltd.	2,656,382	3,109,687
	GAIL India Ltd., GDR	153,552	1,078,241
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	495,986
*	Godrej Consumer Products Ltd.	229,531	2,570,789
*	Godrej Properties Ltd.	90,173	1,309,656
	Grasim Industries Ltd.	235,894	4,597,757
	Gujarat Fluorochemicals Ltd.	13,111	444,689
	Gujarat Gas Ltd.	139,066	778,610
	Havells India Ltd.	137,674	1,997,292
	HCL Technologies Ltd.	649,423	8,966,057
Ω	HDFC Asset Management Co. Ltd.	57,914	1,347,001
	HDFC Bank Ltd.	1,512,827	29,813,063
Ω	HDFC Life Insurance Co. Ltd.	302,310	2,144,782
	Hero MotoCorp Ltd.	151,940	5,149,765
	Hindalco Industries Ltd.	2,190,616	12,660,938
	Hindustan Aeronautics Ltd.	73,506	2,308,174
	Hindustan Petroleum Corp. Ltd.	547,972	1,598,600
	Hindustan Unilever Ltd.	440,646	13,902,009
	Honeywell Automation India Ltd.	1,476	711,632
	Housing Development Finance Corp. Ltd.	698,934	22,550,980
	ICICI Bank Ltd., Sponsored ADR	649,989	13,539,260
	ICICI Bank Ltd.	1,390,129	14,275,639
Ω	ICICI Lombard General Insurance Co. Ltd.	157,840	2,195,732
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,008,043
*	IDFC First Bank Ltd.	3,037,968	2,177,780
	Indian Bank	63,224	237,010
	Indian Hotels Co. Ltd.	484,337	1,793,112
	Indian Oil Corp. Ltd.	1,227,595	1,230,244
*	Indian Overseas Bank	1,569,149	550,616
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	2,299,082
Ω	Indian Railway Finance Corp. Ltd.	1,082,517	439,841
	Indraprastha Gas Ltd.	248,390	1,297,865
	Indus Towers Ltd.	1,085,308	2,033,959
	IndusInd Bank Ltd.	317,938	4,227,723
	Info Edge India Ltd.	53,431	2,416,570
	Infosys Ltd., Sponsored ADR	429,715	8,078,642
	Infosys Ltd.	1,779,532	33,523,467
* Ω	InterGlobe Aviation Ltd.	44,288	1,150,242
	Ipca Laboratories Ltd.	58,404	608,657
	ITC Ltd.	1,903,270	8,219,620
	Jindal Steel & Power Ltd.	801,679	5,764,906

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JSW Energy Ltd.	334,893	$977,344
	JSW Steel Ltd.	1,184,282	10,447,996
	Jubilant Foodworks Ltd.	480,298	2,882,868
	Kansai Nerolac Paints Ltd.	97,971	506,526
	Kotak Mahindra Bank Ltd.	406,367	8,647,619
Ω	L&T Technology Services Ltd.	25,917	1,062,242
	Larsen & Toubro Ltd.	390,209	10,141,580
Ω	Laurus Labs Ltd.	243,160	985,072
	Linde India Ltd.	3,040	123,745
Ω	LTIMindtree Ltd.	60,639	3,257,912
	Lupin Ltd.	226,834	2,047,734
	Mahindra & Mahindra Financial Services Ltd.	105,726	301,557
	Mahindra & Mahindra Ltd.	905,189	15,281,503
	Marico Ltd.	535,354	3,265,475
	Maruti Suzuki India Ltd.	41,842	4,563,678
*	Max Financial Services Ltd.	76,570	781,135
*	Max Healthcare Institute Ltd.	223,862	1,220,051
	Motherson Sumi Wiring India Ltd.	1,855,705	1,175,404
	Mphasis Ltd.	110,209	2,812,325
	MRF Ltd.	2,139	2,383,192
	Muthoot Finance Ltd.	242,710	3,117,402
	Nestle India Ltd.	20,232	4,709,990
	NHPC Ltd.	1,327,907	715,815
	NMDC Ltd.	1,251,805	1,901,280
††	Nmdc Steel Ltd.	1,251,805	441,187
	NTPC Ltd.	1,541,570	3,223,112
	Oberoi Realty Ltd.	101,713	1,021,872
	Oil & Natural Gas Corp. Ltd.	877,424	1,563,445
	Oil India Ltd.	1	3
	Oracle Financial Services Software Ltd.	32,810	1,224,560
	Page Industries Ltd.	7,482	3,676,976
	Persistent Systems Ltd.	53,578	3,083,926
	Petronet LNG Ltd.	1,564,099	4,175,062
	PI Industries Ltd.	68,216	2,520,674
	Pidilite Industries Ltd.	83,120	2,322,405
*	Piramal Pharma Ltd.	470,376	602,316
	Polycab India Ltd.	32,740	1,176,065
	Power Finance Corp. Ltd.	2,196,312	3,821,615
	Power Grid Corp. of India Ltd.	1,428,971	3,815,755
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,776,507
	Punjab National Bank	1,966,565	1,297,163
	REC Ltd.	1,685,443	2,515,064
	Relaxo Footwears Ltd.	18,573	187,663
	Reliance Industries Ltd.	1,374,995	39,712,193
	Samvardhana Motherson International Ltd.	1,988,257	1,838,305
	SBI Cards & Payment Services Ltd.	110,720	982,740
Ω	SBI Life Insurance Co. Ltd.	140,554	2,099,047
	Schaeffler India Ltd.	19,777	652,485
	Shree Cement Ltd.	5,296	1,538,012
	Shriram Finance Ltd.	254,074	4,018,776
	Siemens Ltd.	25,712	928,436
	Solar Industries India Ltd.	13,045	639,302
	SRF Ltd.	145,407	3,893,970
	State Bank of India	933,814	6,381,090
	State Bank of India, GDR	3,115	211,820
	Steel Authority of India Ltd.	2,218,861	2,475,264
	Sun Pharmaceutical Industries Ltd.	573,982	7,285,348
	Sundaram Finance Holdings Ltd.	40,687	44,269
	Sundaram Finance Ltd.	964	26,718

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Supreme Industries Ltd.	16,517	$509,617
	Tata Chemicals Ltd.	90,622	1,084,010
	Tata Communications Ltd.	108,655	1,647,338
	Tata Consultancy Services Ltd.	551,248	22,750,664
	Tata Consumer Products Ltd.	544,677	4,866,898
	Tata Elxsi Ltd.	32,921	2,683,599
*	Tata Motors Ltd.	2,190,397	12,182,371
	Tata Power Co. Ltd.	876,822	2,291,554
	Tata Steel Ltd.	11,675,250	17,180,244
	Tech Mahindra Ltd.	590,572	7,382,176
	Thermax Ltd.	1,412	33,188
	Titan Co. Ltd.	181,344	5,302,256
	Torrent Pharmaceuticals Ltd.	146,574	2,731,926
	Trent Ltd.	121,514	1,791,530
	Tube Investments of India Ltd.	57,757	1,842,559
	TVS Motor Co. Ltd.	213,326	2,720,611
	UltraTech Cement Ltd.	66,806	5,797,029
	Union Bank of India Ltd.	739,695	716,385
	United Breweries Ltd.	45,973	896,242
*	United Spirits Ltd.	259,011	2,441,783
	UNO Minda Ltd.	96,341	575,982
	UPL Ltd.	1,035,734	9,601,979
	Varun Beverages Ltd.	187,056	2,635,569
	Vedanta Ltd.	1,321,724	5,405,371
*	Vodafone Idea Ltd.	7,119,524	623,932
	Voltas Ltd.	162,390	1,595,240
	Wipro Ltd.	857,062	4,195,738
	Zee Entertainment Enterprises Ltd.	7,924	22,039
	Zydus Lifesciences Ltd.	310,331	1,632,751
TOTAL INDIA			703,064,488
INDONESIA — (1.9%)
	Adaro Energy Indonesia Tbk PT	26,638,800	5,278,352
*	Allo Bank Indonesia Tbk PT	285,800	33,924
	Aneka Tambang Tbk PT	6,078,600	941,873
	Astra International Tbk PT	16,277,210	6,539,399
	Bank Central Asia Tbk PT	24,137,600	13,698,304
*	Bank Jago Tbk PT	1,898,900	408,856
	Bank Mandiri Persero Tbk PT	10,486,334	6,987,422
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,618,314
	Bank Pan Indonesia Tbk PT	558,900	58,935
	Bank Rakyat Indonesia Persero Tbk PT	31,428,776	9,638,194
	Bank Syariah Indonesia Tbk PT	5,884,623	525,390
	Barito Pacific Tbk PT	14,033,596	773,896
	Bukit Asam Tbk PT	7,340,300	1,668,782
*	Bumi Resources Tbk PT	40,759,600	416,483
*	Capital Financial Indonesia Tbk PT	3,491,300	170,011
	Charoen Pokphand Indonesia Tbk PT	4,930,800	1,918,217
	Elang Mahkota Teknologi Tbk PT	8,468,400	613,467
	Gudang Garam Tbk PT	458,300	703,456
	Indah Kiat Pulp & Paper Tbk PT	3,417,500	1,904,469
	Indo Tambangraya Megah Tbk PT	699,900	1,693,114
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	1,023,852
	Indofood CBP Sukses Makmur Tbk PT	1,193,300	804,625
	Indofood Sukses Makmur Tbk PT	5,902,700	2,652,671
	Indosat Tbk PT	968,600	395,081
	Kalbe Farma Tbk PT	15,646,700	2,154,229
	Mayora Indah Tbk PT	2,611,225	413,327
*	Merdeka Copper Gold Tbk PT	3,606,495	1,142,178

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Mitra Keluarga Karyasehat Tbk PT	4,337,300	$865,863
*	MNC Digital Entertainment Tbk PT	169,100	51,125
	Perusahaan Gas Negara Tbk PT	9,214,200	953,772
	Sarana Menara Nusantara Tbk PT	22,264,500	1,667,519
	Semen Indonesia Persero Tbk PT	4,306,129	2,133,112
	Sinar Mas Agro Resources & Technology Tbk PT	1,019,900	350,622
	Sumber Alfaria Trijaya Tbk PT	10,728,700	2,028,071
	Telkom Indonesia Persero Tbk PT	22,978,700	5,938,445
	Tower Bersama Infrastructure Tbk PT	2,421,400	339,846
	Transcoal Pacific Tbk PT	870,200	487,537
	Unilever Indonesia Tbk PT	4,594,500	1,430,183
	United Tractors Tbk PT	3,132,496	5,142,795
*	Vale Indonesia Tbk PT	2,498,500	1,245,981
	XL Axiata Tbk PT	8,075,839	1,243,819
TOTAL INDONESIA			90,055,511
KUWAIT — (0.0%)
	Boubyan Bank KSCP	12,325	31,656
	Kuwait Finance House KSCP	42,910	117,519
	National Bank of Kuwait SAKP	12,655	45,479
TOTAL KUWAIT			194,654
MALAYSIA — (1.7%)
	Alliance Bank Malaysia Bhd	754,000	635,474
	AMMB Holdings Bhd	2,079,659	1,993,248
	Axiata Group Bhd	1,981,532	1,411,722
	Batu Kawan Bhd	120,100	642,666
#	BIMB Holdings Bhd	844,655	485,279
	Bursa Malaysia Bhd	349,100	549,411
#	Carlsberg Brewery Malaysia Bhd, Class B	142,900	789,644
	CIMB Group Holdings Bhd	2,948,870	3,982,899
	D&O Green Technologies Bhd	461,100	515,105
	Dialog Group Bhd	2,206,018	1,349,046
	DiGi.Com Bhd	1,985,320	1,963,480
	FGV Holdings Bhd	168,700	53,032
	Fraser & Neave Holdings Bhd	135,400	788,876
	Gamuda Bhd	2,068,727	1,904,661
	Genting Bhd	1,808,100	2,104,354
	Genting Malaysia Bhd	2,150,900	1,436,051
	Genting Plantations Bhd	294,500	419,437
*	Greatech Technology Bhd	10,600	12,822
	HAP Seng Consolidated Bhd	744,200	1,292,373
	Hartalega Holdings Bhd	3,107,000	1,176,825
#	Heineken Malaysia Bhd	142,000	933,217
	Hong Leong Bank Bhd	259,166	1,248,501
	Hong Leong Financial Group Bhd	274,783	1,192,381
	IHH Healthcare Bhd	744,900	1,035,658
	IJM Corp. Bhd	1,900,700	696,249
	Inari Amertron Bhd	2,621,400	1,606,638
	IOI Corp. Bhd	1,534,905	1,377,297
	IOI Properties Group Bhd	1,450,429	374,478
	Kuala Lumpur Kepong Bhd	392,146	1,972,777
	Malayan Banking Bhd	2,464,719	5,055,109
*	Malaysia Airports Holdings Bhd	574,941	953,063
	Malaysian Pacific Industries Bhd	77,600	610,393
#	Maxis Bhd	1,355,100	1,260,564
	MISC Bhd	629,598	1,081,380
Ω	MR DIY Group M Bhd	526,850	235,330

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	My EG Services Bhd	5,751,538	$1,232,407
	Nestle Malaysia Bhd	43,200	1,369,494
#	Petronas Chemicals Group Bhd	1,202,900	2,360,618
	Petronas Dagangan Bhd	165,700	847,286
	Petronas Gas Bhd	360,800	1,424,104
	PPB Group Bhd	495,880	2,047,706
	Press Metal Aluminium Holdings Bhd	1,958,700	2,389,148
	Public Bank Bhd	8,022,870	7,986,107
	QL Resources Bhd	932,285	1,282,777
	RHB Bank Bhd	1,681,678	2,270,218
	Scientex Bhd	251,200	208,269
	Sime Darby Bhd	4,048,561	2,198,627
	Sime Darby Plantation Bhd	1,349,221	1,371,793
	Sunway Bhd	2,164,182	818,459
	Telekom Malaysia Bhd	517,329	634,622
	Tenaga Nasional Bhd	985,950	2,178,756
	TIME dotCom Bhd	1,084,700	1,339,008
#	Top Glove Corp. Bhd	5,149,500	1,006,365
#	United Plantations Bhd	124,500	452,818
	ViTrox Corp. Bhd	248,800	459,833
	Westports Holdings Bhd	732,200	648,408
	Yinson Holdings Bhd	1,557,840	983,421
	YTL Corp. Bhd	6,697,612	889,232
TOTAL MALAYSIA			79,538,916
MEXICO — (2.4%)
	Alfa SAB de CV, Class A	6,288,589	4,551,842
	America Movil SAB de CV	16,406,002	17,128,701
	Arca Continental SAB de CV	344,314	3,037,124
	Becle SAB de CV	199,974	484,683
*	Cemex SAB de CV	11,428,443	6,081,251
*	Cemex SAB de CV, Sponsored ADR	27,210	145,301
	Coca-Cola Femsa SAB de CV, Sponsored ADR	3,923	298,854
	Coca-Cola Femsa SAB de CV	415,925	3,164,524
	El Puerto de Liverpool SAB de CV, Class C1	158,233	1,003,572
	Fomento Economico Mexicano SAB de CV	748,304	6,551,758
	Gruma SAB de CV, Class B	252,563	3,663,072
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,588	1,309,461
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,297	3,742,648
	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,751	2,924,272
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	81,017
#	Grupo Bimbo SAB de CV, Class A	736,154	3,654,870
	Grupo Carso SAB de CV	427,581	2,145,796
#	Grupo Elektra SAB de CV	38,882	2,131,123
	Grupo Financiero Banorte SAB de CV, Class O	1,935,066	16,030,923
# *	Grupo Financiero Inbursa SAB de CV, Class O	1,993,100	4,299,393
	Grupo Mexico SAB de CV, Class B	2,030,191	9,029,420
# *	Industrias Penoles SAB de CV	183,600	2,595,390
	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	2,947,308
	Orbia Advance Corp. SAB de CV	2,169,379	4,322,514
	Organizacion Soriana SAB de CV, Class B	368,700	598,167
# *	Sitios Latinoamerica SAB de CV	873,129	402,009
	Wal-Mart de Mexico SAB de CV	2,505,757	9,787,230
TOTAL MEXICO			112,112,223
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	89,249
#	Cia de Minas Buenaventura SAA, ADR	53,274	430,986

The Emerging Markets Series
CONTINUED
		Shares	Value»
PERU — (Continued)
	Credicorp Ltd.	34,826	$4,677,132
TOTAL PERU			5,197,367
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	820,811
	Aboitiz Power Corp.	1,315,100	872,892
	ACEN Corp.	3,253,506	418,544
	Ayala Corp.	111,872	1,454,877
	Ayala Land, Inc.	2,940,018	1,585,734
	Bank of the Philippine Islands	1,458,742	2,808,815
	BDO Unibank, Inc.	1,864,754	4,205,832
*	Converge Information & Communications Technology Solutions, Inc.	95,300	30,616
	DMCI Holdings, Inc.	858,800	173,387
*	Emperador, Inc.	1,290,100	484,364
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	21,677	803,830
	International Container Terminal Services, Inc.	610,640	2,321,372
	JG Summit Holdings, Inc.	2,389,619	2,350,431
	Jollibee Foods Corp.	289,280	1,262,183
	Manila Electric Co.	109,980	565,814
	Metro Pacific Investments Corp.	2,759,700	204,312
	Metropolitan Bank & Trust Co.	2,772,648	2,913,062
	PLDT, Inc., Sponsored ADR	9,088	232,653
	PLDT, Inc.	86,285	2,138,404
	San Miguel Corp.	1,213,110	2,221,019
	San Miguel Food & Beverage, Inc.	85,800	72,622
	Semirara Mining & Power Corp.	448,000	263,328
	SM Investments Corp.	102,383	1,731,317
	SM Prime Holdings, Inc.	4,214,410	2,855,594
	Union Bank of the Philippines	9,477	16,790
	Universal Robina Corp.	587,130	1,483,201
	Wilcon Depot, Inc.	257,700	150,953
TOTAL PHILIPPINES			34,442,757
POLAND — (0.7%)
* Ω	Allegro.eu SA	105,206	732,291
	Asseco Poland SA	45,345	798,015
	Bank Handlowy w Warszawie SA	20,625	385,967
*	Bank Millennium SA	172,491	205,327
	Bank Polska Kasa Opieki SA	91,994	1,965,843
	Budimex SA	5,409	347,868
#	CD Projekt SA	34,129	1,101,302
	Cyfrowy Polsat SA	274,891	1,167,243
* Ω	Dino Polska SA	30,321	2,746,921
	Grupa Kety SA	916	105,737
	ING Bank Slaski SA	21,579	861,531
	Inter Cars SA	538	56,437
*	Jastrzebska Spolka Weglowa SA	24,609	384,253
	KGHM Polska Miedz SA	94,182	3,079,101
	KRUK SA	4,331	351,911
	LPP SA	737	1,726,342
*	mBank SA	14,717	1,084,981
	Orange Polska SA	653,211	1,054,533
* Ω	Pepco Group NV	10,771	104,462
*	PGE Polska Grupa Energetyczna SA	642,822	1,113,104
	Polski Koncern Naftowy Orlen SA	537,177	8,068,194
	Powszechna Kasa Oszczednosci Bank Polski SA	357,644	2,667,489
	Powszechny Zaklad Ubezpieczen SA	323,904	2,753,178

The Emerging Markets Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Santander Bank Polska SA	18,161	$1,207,410
TOTAL POLAND			34,069,440
QATAR — (0.8%)
	Barwa Real Estate Co.	193,431	151,298
	Commercial Bank PSQC	1,098,896	1,816,645
	Industries Qatar QSC	800,630	3,101,959
	Masraf Al Rayan QSC	4,010,504	3,019,606
	Mesaieed Petrochemical Holding Co.	3,448,812	2,045,960
	Ooredoo QPSC	1,353,316	3,325,299
	Qatar Electricity & Water Co. QSC	382,308	1,868,833
	Qatar Fuel QSC	331,230	1,627,723
	Qatar Gas Transport Co. Ltd.	3,740,749	3,915,182
	Qatar International Islamic Bank QSC	559,434	1,589,158
	Qatar Islamic Bank SAQ	661,998	3,583,769
	Qatar National Bank QPSC	2,678,365	13,276,636
	Qatar Navigation QSC	12,068	31,585
TOTAL QATAR			39,353,653
RUSSIA — (0.0%)
* ††	Gazprom PJSC,Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC,ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC,GDR	15,415	0
* ††	Novolipetsk Steel PJSC,GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC,GDR	90,265	0
* ††	Polyus PJSC,GDR	20,177	0
* ††	Rosneft Oil Co. PJSC,GDR	275,526	0
* ††	Rostelecom PJSC,Sponsored ADR	88,099	0
* ††	RusHydro PJSC,ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO,GDR	67,875	0
* ††	Tatneft PJSC,Sponsored ADR	122,269	0
* ††	VK Co. Ltd., GDR	9,666	0
* ††	VTB Bank PJSC,GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0
SAUDI ARABIA — (3.7%)
	Abdullah Al Othaim Markets Co.	53,471	1,504,213
	ACWA Power Co.	7,673	311,502
	Advanced Petrochemical Co.	123,833	1,561,739
*	Al Rajhi Bank	1,034,714	22,713,260
	Alinma Bank	765,866	6,747,304
	Almarai Co. JSC	156,279	2,316,029
	Arab National Bank	505,332	3,735,918
	Arabian Centres Co. Ltd.	97,202	520,379
	Arabian Internet & Communications Services Co.	9,014	610,374
*	Bank AlBilad	351,153	4,216,827
	Bank Al-Jazira	473,561	2,458,239
	Banque Saudi Fransi	482,012	5,270,733
	Bupa Arabia for Cooperative Insurance Co.	58,283	2,431,567
*	Dar Al Arkan Real Estate Development Co.	584,678	1,956,782
	Dr Sulaiman Al Habib Medical Services Group Co.	40,198	2,512,493
*	Emaar Economic City	18,540	40,578
	Etihad Etisalat Co.	825,705	7,800,601

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Jarir Marketing Co.	72,474	$2,913,057
*	Mobile Telecommunications Co. Saudi Arabia	664,405	1,859,324
	Mouwasat Medical Services Co.	52,804	2,907,068
*	Rabigh Refining & Petrochemical Co.	642,224	1,922,262
	Riyad Bank	967,941	7,983,957
	SABIC Agri-Nutrients Co.	153,306	5,620,987
	Sahara International Petrochemical Co.	631,355	6,281,536
*	Saudi Arabian Mining Co.	512,286	10,136,777
Ω	Saudi Arabian Oil Co.	1,160,958	10,242,538
	Saudi Basic Industries Corp.	442,004	10,968,601
	Saudi British Bank	712,216	6,900,919
	Saudi Electricity Co.	366,509	2,258,419
	Saudi Industrial Investment Group	411,617	2,734,974
	Saudi Investment Bank	413,525	1,986,629
*	Saudi Kayan Petrochemical Co.	1,067,829	3,806,650
	Saudi National Bank	901,579	11,413,607
*	Saudi Research & Media Group	42,250	2,118,287
	Saudi Telecom Co.	976,121	9,633,525
	Savola Group	305,124	2,448,295
	Yanbu National Petrochemical Co.	267,708	3,172,339
TOTAL SAUDI ARABIA			174,018,289
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	681,046	7,826,790
	African Rainbow Minerals Ltd.	104,112	1,707,277
	Anglo American Platinum Ltd.	30,706	2,283,638
	AngloGold Ashanti Ltd., Sponsored ADR	343,442	7,219,151
	Aspen Pharmacare Holdings Ltd.	422,830	3,689,073
	Bid Corp. Ltd.	190,968	3,942,480
	Bidvest Group Ltd.	372,608	4,811,930
	Capitec Bank Holdings Ltd.	41,839	4,321,394
	Clicks Group Ltd.	277,963	4,242,802
*	Discovery Ltd.	488,952	3,889,191
	Exxaro Resources Ltd.	326,361	4,095,780
	FirstRand Ltd.	3,036,277	11,281,585
	Gold Fields Ltd., Sponsored ADR	642,316	7,348,095
	Impala Platinum Holdings Ltd.	665,337	7,715,133
	Investec Ltd.	262,805	1,669,332
	Kumba Iron Ore Ltd.	44,362	1,358,366
	Mr Price Group Ltd.	256,073	2,423,275
	MTN Group Ltd.	1,292,967	10,944,469
	MultiChoice Group	451,725	3,118,870
	Naspers Ltd., Class N	52,455	10,141,589
	Nedbank Group Ltd.	487,764	6,321,810
	NEPI Rockcastle NV	348,853	2,167,530
	Ninety One Ltd.	225,714	557,863
*	Northam Platinum Holdings Ltd.	303,245	2,974,162
	Old Mutual Ltd.	6,452,294	4,398,390
Ω	Pepkor Holdings Ltd.	1,868,475	2,208,636
	Sanlam Ltd.	1,479,776	4,795,404
	Sasol Ltd., Sponsored ADR	487,780	8,936,130
	Shoprite Holdings Ltd.	295,830	4,095,222
	Sibanye Stillwater Ltd.	2,439,984	6,449,490
#	Sibanye Stillwater Ltd., ADR	234,817	2,526,631
	Standard Bank Group Ltd.	688,647	6,871,120
	Vodacom Group Ltd.	315,489	2,217,210
	Woolworths Holdings Ltd.	1,130,428	4,903,267
TOTAL SOUTH AFRICA			163,453,085

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (12.0%)
# *	Alteogen, Inc.	18,172	$547,530
	Amorepacific Corp.	8,972	1,066,471
#	Amorepacific Group	32,258	1,079,925
	BGF retail Co. Ltd.	9,471	1,435,521
	BNK Financial Group, Inc.	332,888	1,920,399
	Caregen Co. Ltd.	975	114,937
#	Celltrion Healthcare Co. Ltd.	28,780	1,346,917
*	Celltrion Pharm, Inc.	11,963	624,519
	Celltrion, Inc.	46,059	6,078,922
	Cheil Worldwide, Inc.	69,463	1,241,356
	Chunbo Co. Ltd.	2,789	543,372
#	CJ CheilJedang Corp.	8,194	2,298,906
	CJ Corp.	24,910	1,669,925
	CJ ENM Co. Ltd.	20,351	1,780,283
# *	CJ Logistics Corp.	12,469	916,005
*	CosmoAM&T Co. Ltd.	12,486	604,403
	Coway Co. Ltd.	56,244	2,550,573
	CS Wind Corp.	16,801	879,271
	Daeduck Electronics Co. Ltd.	12,770	224,252
	Daejoo Electronic Materials Co. Ltd.	3,936	276,498
*	Daesung Holdings Co. Ltd.	2,439	236,728
*	Daewoo Engineering & Construction Co. Ltd.	313,837	1,227,358
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,106	587,469
	Daewoong Co. Ltd.	1,530	27,608
	Daewoong Pharmaceutical Co. Ltd.	732	90,822
	DB HiTek Co. Ltd.	45,779	1,698,164
	DB Insurance Co. Ltd.	79,077	4,214,116
	DL E&C Co. Ltd.	57,621	1,790,294
#	DL Holdings Co. Ltd.	17,437	867,527
*	Dongjin Semichem Co. Ltd.	30,624	839,699
	Dongkuk Steel Mill Co. Ltd.	41,126	458,756
#	Dongsuh Cos., Inc.	23,600	401,426
*	Dongwha Enterprise Co. Ltd.	922	40,210
	Dongwon Systems Corp.	1,506	53,776
	Doosan Bobcat, Inc.	59,853	1,698,521
*	Doosan Enerbility Co. Ltd.	182,057	2,489,575
# *	Doosan Fuel Cell Co. Ltd.	28,267	769,949
	Douzone Bizon Co. Ltd.	12,968	370,651
#	Ecopro BM Co. Ltd.	19,332	1,578,390
#	Ecopro Co. Ltd.	10,539	1,060,820
*	E-MART, Inc.	20,339	1,728,540
	F&F Co. Ltd.	6,380	791,461
#	Fila Holdings Corp.	50,748	1,602,873
	Foosung Co. Ltd.	47,363	492,685
#	Green Cross Corp.	4,063	427,238
	GS Engineering & Construction Corp.	80,479	1,534,811
*	GS Holdings Corp.	85,332	3,066,220
	GS Retail Co. Ltd.	58,202	1,367,861
	Hana Financial Group, Inc.	322,527	12,813,100
*	Hanjin Kal Corp.	7,798	259,731
	Hankook Tire & Technology Co. Ltd.	82,943	2,188,849
#	Hanmi Pharm Co. Ltd.	4,366	912,138
#	Hanmi Science Co. Ltd.	7,766	190,718
	Hanon Systems	115,792	863,831
	Hansol Chemical Co. Ltd.	9,131	1,574,417
	Hanwha Aerospace Co. Ltd.	27,102	1,777,568
	Hanwha Corp.	56,544	1,305,178
*	Hanwha Life Insurance Co. Ltd.	349,192	779,972
*	Hanwha Solutions Corp.	53,323	1,976,110

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Co. Ltd.	45,829	$2,278,127
	Hite Jinro Co. Ltd.	24,304	520,894
	HL Mando Co. Ltd.	37,987	1,381,608
*	HLB, Inc.	72,164	1,795,604
#	HMM Co. Ltd.	398,652	7,089,461
	Hotel Shilla Co. Ltd.	28,318	1,829,999
*	Hugel, Inc.	2,731	315,392
*	HYBE Co. Ltd.	4,789	753,466
	Hyosung Advanced Materials Corp.	2,410	754,601
#	Hyosung Corp.	9,034	518,765
	Hyosung TNC Corp.	672	227,311
	Hyundai Autoever Corp.	3,735	342,235
	Hyundai Department Store Co. Ltd.	6,109	306,495
# *	Hyundai Doosan Infracore Co. Ltd.	147,699	936,323
	Hyundai Elevator Co. Ltd.	15,545	377,561
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,636,596
	Hyundai Glovis Co. Ltd.	23,148	3,132,671
	Hyundai Marine & Fire Insurance Co. Ltd.	92,738	2,334,817
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,038,447
	Hyundai Mobis Co. Ltd.	40,679	6,801,816
	Hyundai Motor Co.	59,619	8,127,344
*	Hyundai Rotem Co. Ltd.	47,080	1,060,401
	Hyundai Steel Co.	127,563	3,563,238
	Hyundai Wia Corp.	16,610	726,206
	Iljin Materials Co. Ltd.	12,480	641,725
*	Industrial Bank of Korea	288,314	2,406,327
	JB Financial Group Co. Ltd.	85,283	704,628
	JYP Entertainment Corp.	24,714	1,465,116
*	Kakao Corp.	86,689	4,363,689
*	Kakao Games Corp.	18,687	710,438
*	Kangwon Land, Inc.	32,321	619,331
	KB Financial Group, Inc.	189,787	8,649,033
	KB Financial Group, Inc., ADR	13,649	625,534
	KCC Corp.	4,724	910,185
	KEPCO Engineering & Construction Co., Inc.	6,591	353,757
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	370,688
	Kia Corp.	144,165	7,854,385
	KIWOOM Securities Co. Ltd.	24,961	2,001,486
*	KMW Co. Ltd.	13,691	302,184
	Kolon Industries, Inc.	19,334	720,068
	Korea Aerospace Industries Ltd.	25,553	1,002,687
# *	Korea Electric Power Corp., Sponsored ADR	25,248	202,489
*	Korea Electric Power Corp.	92,178	1,488,235
	Korea Gas Corp.	24,489	665,095
	Korea Investment Holdings Co. Ltd.	51,532	2,629,662
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,502	2,500,615
	Korea Zinc Co. Ltd.	3,555	1,565,745
*	Korean Air Lines Co. Ltd.	165,436	3,273,352
*	KT Corp., Sponsored ADR	82,100	1,174,851
*	KT&G Corp.	54,538	4,090,978
	Kumho Petrochemical Co. Ltd.	35,567	4,277,824
	L&F Co. Ltd.	6,967	1,176,160
#	LEENO Industrial, Inc.	10,832	1,512,159
	LG Chem Ltd.	19,251	10,865,319
	LG Corp.	73,098	4,922,726
# *	LG Display Co. Ltd., ADR	327,393	1,833,401
*	LG Display Co. Ltd.	254,096	2,829,400
	LG Electronics, Inc.	157,679	12,920,146
	LG H&H Co. Ltd.	3,661	2,219,513

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Innotek Co. Ltd.	8,880	$1,978,366
	LG Uplus Corp.	394,844	3,570,669
	LIG Nex1 Co. Ltd.	4,208	277,091
#	Lotte Chemical Corp.	18,445	2,663,035
	Lotte Chilsung Beverage Co. Ltd.	2,724	354,356
	Lotte Corp.	34,062	897,810
	LOTTE Fine Chemical Co. Ltd.	27,002	1,261,296
	Lotte Shopping Co. Ltd.	12,790	980,175
	LS Corp.	19,269	1,107,603
	LS Electric Co. Ltd.	17,507	761,622
	LX International Corp.	39,692	1,136,244
	LX Semicon Co. Ltd.	11,384	748,565
	Macquarie Korea Infrastructure Fund	224,952	2,177,167
#	Meritz Financial Group, Inc.	23,186	811,909
#	Meritz Fire & Marine Insurance Co. Ltd.	19,083	799,385
	Meritz Securities Co. Ltd.	357,209	1,864,710
	Mirae Asset Securities Co. Ltd.	333,586	1,851,858
	NAVER Corp.	38,269	6,357,461
	NCSoft Corp.	5,915	2,189,326
# Ω	Netmarble Corp.	17,597	876,485
	NH Investment & Securities Co. Ltd.	177,468	1,329,730
	NongShim Co. Ltd.	2,906	810,261
# *	OCI Co. Ltd.	30,830	2,264,168
	Orion Corp.	12,205	1,235,440
*	Osstem Implant Co. Ltd.	7,119	1,082,946
	Ottogi Corp.	1,618	625,625
	Pan Ocean Co. Ltd.	499,545	2,460,767
*	Paradise Co. Ltd.	24,370	358,114
*	Pearl Abyss Corp.	18,229	675,643
#	POSCO Chemical Co. Ltd.	8,327	1,526,334
#	POSCO Holdings, Inc.	43,296	10,638,983
	Posco International Corp.	94,648	1,812,276
	S-1 Corp.	18,026	843,413
	Samchully Co. Ltd.	571	226,581
* Ω	Samsung Biologics Co. Ltd.	5,311	3,429,207
	Samsung C&T Corp.	34,701	3,351,494
	Samsung Card Co. Ltd.	26,138	644,504
	Samsung Electro-Mechanics Co. Ltd.	36,362	4,246,826
	Samsung Electronics Co. Ltd.	3,140,501	156,429,074
*	Samsung Engineering Co. Ltd.	88,657	1,871,022
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	6,751,277
*	Samsung Heavy Industries Co. Ltd.	317,207	1,499,054
	Samsung Life Insurance Co. Ltd.	63,894	3,678,515
	Samsung SDI Co. Ltd.	19,354	10,846,022
	Samsung SDS Co. Ltd.	19,448	1,983,227
	Samsung Securities Co. Ltd.	74,696	2,033,348
	Seegene, Inc.	36,564	816,104
	Seoul City Gas Co. Ltd.	439	169,715
	SFA Engineering Corp.	10,979	334,438
	Shinhan Financial Group Co. Ltd.	380,795	12,876,359
#	Shinhan Financial Group Co. Ltd., ADR	46,849	1,593,803
*	Shinsegae, Inc.	10,056	1,898,083
*	SK Biopharmaceuticals Co. Ltd.	8,586	506,766
	SK Chemicals Co. Ltd.	6,497	443,954
	SK Hynix, Inc.	390,989	28,285,641
*	SK Innovation Co. Ltd.	74,347	9,881,899
	SK Networks Co. Ltd.	242,361	801,908
	SK Telecom Co. Ltd.	55,517	2,103,822
	SK, Inc.	40,728	6,588,057

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SKC Co. Ltd.	12,904	$1,005,949
#	SL Corp.	10,180	213,495
	SM Entertainment Co. Ltd.	9,331	671,246
#	S-Oil Corp.	33,599	2,423,769
	Solus Advanced Materials Co. Ltd.	5,507	177,656
	Soulbrain Co. Ltd.	4,534	865,777
#	Ssangyong C&E Co. Ltd.	107,296	502,631
	ST Pharm Co. Ltd.	3,410	226,509
*	Studio Dragon Corp.	9,633	632,801
*	Taihan Electric Wire Co. Ltd.	275,870	360,586
	Tokai Carbon Korea Co. Ltd.	1,652	140,700
	WONIK IPS Co. Ltd.	21,433	541,705
	Woori Financial Group, Inc.	563,198	5,874,609
	Youngone Corp.	33,033	1,174,755
#	Yuhan Corp.	30,188	1,284,964
TOTAL SOUTH KOREA			563,770,139
TAIWAN — (16.4%)
	Accton Technology Corp.	390,000	3,187,187
	Acer, Inc.	3,398,811	2,837,491
#	Advanced Energy Solution Holding Co. Ltd.	18,000	476,952
	Advantech Co. Ltd.	159,190	1,820,294
#	Airtac International Group	59,602	2,038,339
	Alchip Technologies Ltd.	52,000	1,479,205
	ASE Technology Holding Co. Ltd., ADR	27,294	196,519
#	ASE Technology Holding Co. Ltd.	2,936,782	9,908,825
	Asia Cement Corp.	2,725,758	3,840,036
	ASMedia Technology, Inc.	20,000	602,550
#	ASPEED Technology, Inc.	30,300	2,145,799
	Asustek Computer, Inc.	627,180	5,712,628
	AUO Corp.	7,868,498	4,424,602
	Catcher Technology Co. Ltd.	760,429	4,521,993
	Cathay Financial Holding Co. Ltd.	4,347,393	6,189,301
	Chailease Holding Co. Ltd.	1,317,016	9,925,217
	Chang Hwa Commercial Bank Ltd.	4,327,777	2,543,264
	Cheng Shin Rubber Industry Co. Ltd.	2,224,965	2,567,483
	Chicony Electronics Co. Ltd.	810,497	2,350,492
	China Airlines Ltd.	6,027,536	3,931,976
	China Development Financial Holding Corp.	13,853,045	6,119,985
	China Steel Corp.	11,906,932	12,600,354
	Chipbond Technology Corp.	939,000	1,902,298
	Chroma ATE, Inc.	317,000	1,967,208
	Chung Hung Steel Corp.	940,000	914,612
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,118,515
	Chunghwa Telecom Co. Ltd.	683,000	2,552,451
	Compal Electronics, Inc.	5,016,541	3,786,909
	Compeq Manufacturing Co. Ltd.	859,000	1,314,486
#	CTBC Financial Holding Co. Ltd.	16,024,175	12,252,478
	Delta Electronics, Inc.	743,486	7,209,928
#	E Ink Holdings, Inc.	270,000	1,566,749
#	E.Sun Financial Holding Co. Ltd.	9,531,922	7,807,003
	Eclat Textile Co. Ltd.	142,402	2,374,879
	Elite Material Co. Ltd.	288,000	1,749,228
	eMemory Technology, Inc.	64,000	3,509,018
	Eternal Materials Co. Ltd.	768,161	833,166
	Eva Airways Corp.	4,130,758	4,031,027
	Evergreen Marine Corp. Taiwan Ltd.	1,404,289	7,174,145
	Far Eastern International Bank	488,111	190,780
	Far Eastern New Century Corp.	3,183,085	3,478,904

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Far EasTone Telecommunications Co. Ltd.	1,525,000	$3,392,398
	Faraday Technology Corp.	122,000	697,854
	Farglory Land Development Co. Ltd.	48,000	93,486
	Feng TAY Enterprise Co. Ltd.	301,559	1,991,079
	First Financial Holding Co. Ltd.	8,470,665	7,388,039
	Formosa Chemicals & Fibre Corp.	3,067,518	7,393,629
#	Formosa Petrochemical Corp.	487,000	1,364,952
	Formosa Plastics Corp.	1,714,153	5,109,664
	Formosa Sumco Technology Corp.	91,000	476,760
	Formosa Taffeta Co. Ltd.	699,000	632,552
	Foxconn Technology Co. Ltd.	1,025,627	1,860,128
	Fubon Financial Holding Co. Ltd.	3,783,631	7,620,545
	Genius Electronic Optical Co. Ltd.	112,695	1,389,044
	Giant Manufacturing Co. Ltd.	408,810	2,806,798
	Gigabyte Technology Co. Ltd.	662,000	2,570,974
#	Global Unichip Corp.	76,000	2,005,902
	Globalwafers Co. Ltd.	208,000	3,649,371
	Highwealth Construction Corp.	1,091,971	1,497,953
	Hiwin Technologies Corp.	382,291	2,858,351
	Hon Hai Precision Industry Co. Ltd.	5,647,322	18,832,302
	Hotai Finance Co. Ltd.	113,000	398,794
	Hotai Motor Co. Ltd.	126,000	2,766,346
*	HTC Corp.	191,000	390,940
	Hua Nan Financial Holdings Co. Ltd.	6,943,500	5,282,758
	Innolux Corp.	10,807,863	4,421,835
	International Games System Co. Ltd.	146,000	2,415,412
#	Inventec Corp.	2,595,550	2,188,032
	King Yuan Electronics Co. Ltd.	1,629,000	2,090,017
	King's Town Bank Co. Ltd.	329,000	380,389
#	Kinsus Interconnect Technology Corp.	315,000	1,196,481
	Largan Precision Co. Ltd.	74,860	5,342,111
	Lien Hwa Industrial Holdings Corp.	866,061	1,502,558
	Lite-On Technology Corp.	2,591,410	5,758,364
	Lotes Co. Ltd.	60,139	1,528,793
	Lotus Pharmaceutical Co. Ltd.	16,000	127,776
#	Macronix International Co. Ltd.	2,734,074	3,286,126
	Makalot Industrial Co. Ltd.	238,000	1,737,550
	MediaTek, Inc.	759,995	18,362,206
#	Mega Financial Holding Co. Ltd.	8,514,028	9,091,382
#	Merida Industry Co. Ltd.	207,287	1,261,316
	Micro-Star International Co. Ltd.	878,000	3,856,445
	momo.com, Inc.	63,000	1,676,528
	Nan Ya Plastics Corp.	2,002,599	5,039,795
#	Nan Ya Printed Circuit Board Corp.	393,000	3,227,151
#	Nanya Technology Corp.	1,356,010	2,633,947
	Nien Made Enterprise Co. Ltd.	164,000	1,709,342
	Novatek Microelectronics Corp.	839,000	9,990,698
#	Nuvoton Technology Corp.	171,000	747,431
# *	Oneness Biotech Co. Ltd.	141,000	1,270,708
#	Parade Technologies Ltd.	84,000	2,597,589
	Pegatron Corp.	1,911,345	4,120,181
*	PharmaEssentia Corp.	91,869	1,503,223
	Phison Electronics Corp.	152,000	1,892,202
*	Polaris Group	142,000	485,191
	Pou Chen Corp.	2,506,487	2,875,794
	Powerchip Semiconductor Manufacturing Corp.	4,114,000	4,745,189
#	Powertech Technology, Inc.	1,216,819	3,401,102
#	President Chain Store Corp.	347,831	3,133,118
	Qisda Corp.	1,617,000	1,531,198

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Quanta Computer, Inc.	2,513,000	$6,276,187
	Radiant Opto-Electronics Corp.	584,000	2,001,954
	Realtek Semiconductor Corp.	722,950	7,763,673
	Ruentex Development Co. Ltd.	1,568,224	2,348,567
	Ruentex Industries Ltd.	715,214	1,602,516
	Shanghai Commercial & Savings Bank Ltd.	2,982,718	4,635,566
	Shin Kong Financial Holding Co. Ltd.	13,710,712	4,117,517
	Silergy Corp.	135,000	2,747,176
	Simplo Technology Co. Ltd.	216,000	2,139,892
	Sinbon Electronics Co. Ltd.	178,000	1,710,174
	Sino-American Silicon Products, Inc.	758,000	4,139,152
#	SinoPac Financial Holdings Co. Ltd.	9,173,549	5,299,772
	Standard Foods Corp.	426,418	589,837
	Synnex Technology International Corp.	1,370,343	2,769,448
#	TA Chen Stainless Pipe	2,019,823	3,034,266
	Taichung Commercial Bank Co. Ltd.	3,341,796	1,462,196
	Taishin Financial Holding Co. Ltd.	10,372,425	5,638,144
	Taiwan Business Bank	7,257,274	3,237,430
	Taiwan Cement Corp.	5,147,701	6,235,220
	Taiwan Cooperative Financial Holding Co. Ltd.	7,034,365	6,216,055
	Taiwan FamilyMart Co. Ltd.	48,000	322,274
	Taiwan Fertilizer Co. Ltd.	723,000	1,347,973
	Taiwan Glass Industry Corp.	1,363,375	1,066,064
	Taiwan High Speed Rail Corp.	1,193,000	1,162,283
	Taiwan Mobile Co. Ltd.	904,300	2,853,248
	Taiwan Secom Co. Ltd.	247,670	830,628
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	236,763,479
*	Tatung Co. Ltd.	1,748,000	1,997,609
	Teco Electric & Machinery Co. Ltd.	1,902,000	1,825,019
	Tong Hsing Electronic Industries Ltd.	29,700	227,941
#	Tripod Technology Corp.	623,870	2,063,927
	Tung Ho Steel Enterprise Corp.	321,040	620,453
	U-Ming Marine Transport Corp.	289,000	489,512
	Unimicron Technology Corp.	1,828,000	8,416,101
	Union Bank Of Taiwan	315,000	169,962
	Uni-President Enterprises Corp.	4,367,033	9,810,920
#	United Microelectronics Corp.	7,299,000	11,944,405
	Vanguard International Semiconductor Corp.	1,550,000	5,209,927
	Voltronic Power Technology Corp.	75,224	3,806,653
	Walsin Lihwa Corp.	2,857,818	5,201,974
	Walsin Technology Corp.	395,000	1,192,690
	Wan Hai Lines Ltd.	1,145,747	2,919,923
	Win Semiconductors Corp.	416,034	2,682,511
	Winbond Electronics Corp.	4,548,407	3,295,134
* ††	Wintek Corp.	604,760	0
	Wisdom Marine Lines Co. Ltd.	390,000	793,882
	Wistron Corp.	4,067,699	4,279,148
	Wiwynn Corp.	80,000	2,009,411
	WPG Holdings Ltd.	1,859,039	2,963,585
	WT Microelectronics Co. Ltd.	87,000	190,286
	Yageo Corp.	316,055	5,736,690
	Yang Ming Marine Transport Corp.	2,364,000	4,965,246
#	YFY, Inc.	1,334,000	1,150,431
	Yuanta Financial Holding Co. Ltd.	8,782,849	6,604,319
	Yulon Finance Corp.	370,476	2,067,038
	Yulon Motor Co. Ltd.	354,000	981,287
	Zhen Ding Technology Holding Ltd.	971,700	3,588,132
TOTAL TAIWAN			773,266,882

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (2.5%)
	Advanced Info Service PCL	733,300	$4,342,931
	AEON Thana Sinsap Thailand PCL	149,100	901,104
*	Airports of Thailand PCL	1,898,400	4,270,106
	Asset World Corp. PCL	5,732,900	1,033,346
	B Grimm Power PCL	486,900	593,691
	Bangchak Corp. PCL	1,934,400	2,138,915
	Bangkok Bank PCL	529,400	2,541,954
	Bangkok Bank PCL, NVDR	126,700	608,360
	Bangkok Chain Hospital PCL	2,177,500	1,438,034
	Bangkok Commercial Asset Management PCL	1,838,500	885,554
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,970,963
	Bangkok Expressway & Metro PCL	3,479,999	1,022,599
	Bangkok Life Assurance PCL, NVDR	618,200	547,784
	Banpu PCL	8,790,166	3,088,941
	Banpu Power PCL	669,100	350,664
	Berli Jucker PCL	1,097,400	1,263,290
*	Beyond Securities PCL	723,900	260,964
	BTS Group Holdings PCL	5,069,500	1,297,706
	Bumrungrad Hospital PCL	251,300	1,651,987
	Carabao Group PCL, Class F	163,600	510,476
	Central Pattana PCL	882,500	1,904,821
*	Central Plaza Hotel PCL	364,500	574,190
	Central Retail Corp. PCL	1,073,050	1,381,540
	CH Karnchang PCL	1,238,600	847,996
	Charoen Pokphand Foods PCL	2,600,700	1,859,331
	Chularat Hospital PCL, Class F	5,820,200	705,265
	CK Power PCL	1,368,200	187,345
	Com7 PCL, Class F	1,409,200	1,334,065
	CP ALL PCL	2,280,200	4,593,557
	Delta Electronics Thailand PCL	115,000	3,135,414
	Dohome PCL	829,600	341,792
	Electricity Generating PCL	120,500	635,171
	Energy Absolute PCL	698,900	1,831,410
	Esso Thailand PCL	1,807,500	509,232
	Forth Corp. PCL	260,000	340,654
	Global Power Synergy PCL, Class F	282,900	589,196
	Gulf Energy Development PCL	1,161,100	1,890,613
	Gunkul Engineering PCL	5,933,900	895,208
	Hana Microelectronics PCL	388,400	711,851
	Home Product Center PCL	3,733,413	1,617,322
	Indorama Ventures PCL	1,401,500	1,719,502
	Intouch Holdings PCL, Class F	356,100	784,801
	IRPC PCL	17,968,000	1,665,619
	Jay Mart PCL	380,000	428,809
	JMT Network Services PCL	248,053	402,025
	Kasikornbank PCL	121,700	534,580
	Kasikornbank PCL, NVDR	5,500	24,159
	KCE Electronics PCL	1,036,100	1,718,463
	Kiatnakin Phatra Bank PCL	304,700	629,984
	Krung Thai Bank PCL	1,429,987	758,097
	Krungthai Card PCL	619,200	1,059,824
	Land & Houses PCL	6,942,300	2,082,059
	Mega Lifesciences PCL	434,200	687,275
*	Minor International PCL	2,018,183	2,032,856
	MK Restaurants Group PCL	299,100	514,206
	Muangthai Capital PCL	986,600	1,120,797
	Ngern Tid Lor PCL	463,100	389,307
	Osotspa PCL	947,200	803,441
*	PSG Corp. PCL	2,151,600	81,475

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT Exploration & Production PCL	1,189,455	$6,179,689
	PTT Global Chemical PCL	1,414,872	2,110,950
	PTT Oil & Retail Business PCL	1,182,200	802,220
	PTT PCL	6,973,400	7,024,100
	Ramkhamhaeng Hospital PCL, Class F	28,200	46,559
	Ratch Group PCL	487,100	623,447
	SCB X PCL	355,366	1,119,602
	SCG Packaging PCL	664,300	1,051,490
	Siam Cement PCL	347,900	3,541,181
	Siam City Cement PCL	136,389	659,014
	Siam Global House PCL	1,544,492	973,203
	Singer Thailand PCL	215,000	179,112
	Sri Trang Agro-Industry PCL	1,139,508	755,990
	Sri Trang Gloves Thailand PCL	1,197,400	377,248
	Srisawad Corp. PCL	762,872	1,230,625
	Star Petroleum Refining PCL	2,954,000	1,029,112
*	STARK Corp. PCL	3,710,200	334,941
	Supalai PCL	1,627,800	1,193,358
	Thai Oil PCL	1,979,917	3,463,805
	Thai Union Group PCL, Class F	3,062,540	1,484,418
	Thanachart Capital PCL	288,600	373,755
	Thonburi Healthcare Group PCL	463,300	968,425
	Tisco Financial Group PCL	239,500	743,676
	TMBThanachart Bank PCL	24,924,697	1,109,946
	TOA Paint Thailand PCL	590,800	608,519
	Total Access Communication PCL	389,000	583,323
	True Corp. PCL	17,144,931	2,524,216
	TTW PCL	1,054,700	301,936
	VGI PCL	3,956,670	589,725
	Vibhavadi Medical Center PCL	746,200	61,486
	WHA Corp. PCL	8,501,900	973,559
TOTAL THAILAND			119,061,251
TURKEY — (0.7%)
	Akbank TAS	4,370,785	3,960,278
#	Aksa Akrilik Kimya Sanayii AS	70,213	289,425
#	Aksa Enerji Uretim AS	237,721	449,233
	Alarko Holding AS	21,140	78,319
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,645	649,308
#	Arcelik AS	76,332	436,286
	Aselsan Elektronik Sanayi Ve Ticaret AS	194,514	588,550
#	BIM Birlesik Magazalar AS	283,141	1,877,483
	Borusan Yatirim ve Pazarlama AS	2,256	109,211
*	Can2 Termik AS	1,635	8,546
	Coca-Cola Icecek AS	53,405	520,858
	Dogus Otomotiv Servis ve Ticaret AS	14,856	125,749
# Ω	Enerjisa Enerji AS	87,431	153,882
	Enka Insaat ve Sanayi AS	775,859	1,227,561
#	Eregli Demir ve Celik Fabrikalari TAS	701,327	1,423,474
#	Ford Otomotiv Sanayi AS	45,341	1,233,226
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	6,211	81,048
# *	Gubre Fabrikalari TAS	17,401	255,712
*	Hektas Ticaret TAS	770,209	1,292,105
	KOC Holding AS	446,849	1,821,836
	Kontrolmatik Enerji Ve Muhendislik AS	13,100	99,351
#	Koza Altin Isletmeleri AS	22,016	651,798
*	Migros Ticaret AS	18,380	134,958
	Otokar Otomotiv Ve Savunma Sanayi AS	7,991	424,909
# *	Oyak Cimento Fabrikalari AS	119,573	136,861

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Pegasus Hava Tasimaciligi AS	35,848	$944,135
# *	Petkim Petrokimya Holding AS	1,033,711	900,638
*	Sasa Polyester Sanayi AS	225,819	1,211,283
*	TAV Havalimanlari Holding AS	190,894	837,519
	Tofas Turk Otomobil Fabrikasi AS	84,552	712,003
*	Turk Hava Yollari AO	306,328	2,245,881
#	Turk Telekomunikasyon AS	467,239	511,758
	Turk Traktor ve Ziraat Makineleri AS	8,055	246,883
	Turkcell Iletisim Hizmetleri AS	972,496	1,885,106
# *	Turkiye Halk Bankasi AS	384,954	215,762
	Turkiye Is Bankasi AS, Class C	2,062,210	1,196,106
# *	Turkiye Petrol Rafinerileri AS	73,386	2,314,083
	Turkiye Sise ve Cam Fabrikalari AS	582,052	1,228,968
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,127,127	567,523
	Yapi ve Kredi Bankasi AS	4,098,669	1,987,547
TOTAL TURKEY			35,035,162
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	2,414,977	5,529,377
	Abu Dhabi Islamic Bank PJSC	1,919,986	4,935,024
	Abu Dhabi National Oil Co. for Distribution PJSC	2,078,002	2,492,740
	Aldar Properties PJSC	3,907,903	4,654,071
	Dubai Islamic Bank PJSC	4,462,522	6,764,921
	Emaar Properties PJSC	5,424,689	8,242,900
	Emirates Integrated Telecommunications Co. PJSC	207,413	291,710
	Emirates NBD Bank PJSC	1,333,945	4,712,368
	Emirates Telecommunications Group Co. PJSC	1,754,520	12,293,164
	Fertiglobe PLC	485,311	529,412
	First Abu Dhabi Bank PJSC	2,034,758	7,547,693
*	International Holding Co. PJSC	24,261	2,644,223
TOTAL UNITED ARAB EMIRATES			60,637,603
UNITED STATES — (0.0%)
	Sempra Energy	9,588	1,416,776
TOTAL COMMON STOCKS			4,622,967,478
PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
	Banco Bradesco SA	2,373,138	6,554,261
	Braskem SA Class A	82,539	379,338
	Centrais Eletricas Brasileiras SA Class B	103,746	867,973
	Cia de Transmissao de Energia Eletrica Paulista	122,300	550,992
	Cia Energetica de Minas Gerais	1,094,369	2,470,592
	Cia Paranaense de Energia	1,292,740	1,978,723
	Gerdau SA	653,216	4,212,968
	Itau Unibanco Holding SA	2,317,176	11,562,372
	Petroleo Brasileiro SA	2,952,047	15,160,622
TOTAL BRAZIL			43,737,841
CHILE — (0.0%)
	Embotelladora Andina SA Class B	379,126	941,258
COLOMBIA — (0.0%)
	Banco Davivienda SA	41,304	225,583
	Grupo Aval Acciones y Valores SA	2,232,179	273,942

The Emerging Markets Series
CONTINUED
	Shares	Value»

COLOMBIA — (Continued)
Grupo de Inversiones Suramericana SA	84,488	$222,212
TOTAL COLOMBIA		721,737
SOUTH KOREA — (0.0%)
Hanwha Solutions Corp.	456	12,831
TOTAL PREFERRED STOCKS		45,413,667
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
* Yinson Holdings Bhd Warrants 06/21/25	174,274	30,028
TOTAL INVESTMENT SECURITIES (Cost $2,919,907,154)		4,668,411,173

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	4,170,084	48,239,528
TOTAL INVESTMENTS — (100.0%)
(Cost $2,968,142,221)^^			$4,716,650,701

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	03/17/23	$30,981,504	$32,904,900	$1,923,396
Total Futures Contracts			$30,981,504	$32,904,900	$1,923,396
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$188,158,125	$11,722	—	$188,169,847
Chile	12,916,676	10,891,393	—	23,808,069
China	201,651,794	1,176,704,694	—	1,378,356,488

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$5,029,840	$56,861	—	$5,086,701
Czech Republic	—	8,414,976	—	8,414,976
Egypt	2,497	2,055,193	—	2,057,690
Greece	—	17,229,100	—	17,229,100
Hungary	—	11,156,411	—	11,156,411
India	27,526,516	675,096,785	$441,187	703,064,488
Indonesia	—	90,055,511	—	90,055,511
Kuwait	162,998	31,656	—	194,654
Malaysia	—	79,538,916	—	79,538,916
Mexico	112,112,223	—	—	112,112,223
Peru	5,197,367	—	—	5,197,367
Philippines	232,653	34,210,104	—	34,442,757
Poland	—	34,069,440	—	34,069,440
Qatar	—	39,353,653	—	39,353,653
Saudi Arabia	—	174,018,289	—	174,018,289
South Africa	26,030,007	137,423,078	—	163,453,085
South Korea	5,430,078	558,340,061	—	563,770,139
Taiwan	4,315,034	768,951,848	—	773,266,882
Thailand	116,120,526	2,940,725	—	119,061,251
Turkey	—	35,035,162	—	35,035,162
United Arab Emirates	—	60,637,603	—	60,637,603
United States	—	1,416,776	—	1,416,776
Preferred Stocks
Brazil	43,737,841	—	—	43,737,841
Chile	—	941,258	—	941,258
Colombia	721,737	—	—	721,737
South Korea	—	12,831	—	12,831
Rights/Warrants
Malaysia	—	30,028	—	30,028
Securities Lending Collateral	—	48,239,528	—	48,239,528
Futures Contracts**	1,923,396	—	—	1,923,396
TOTAL	$751,269,308	$3,966,863,602	$441,187^	$4,718,574,097
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2023, the Trust consisted of ten operational portfolios, of which three (the "Series") are included in this document and are "Master Funds" in a master-feeder structure.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Seriesand The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,548,903
The DFA International Value Series	10,740,187
The Emerging Markets Series	3,015,951
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series' financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminates the asset segregation framework previously used by the Series to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series began complying with the Derivatives Rule on August 19, 2022.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Series began complying with the Valuation Rule on August 1, 2022.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Series did not have material exposure to SVB or SB. The reported valuations as of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Series.